SEC. File Nos. 33-80630
                                    811-8576

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 17
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 19


                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                 American High-Income Municipal Bond Fund, Inc.
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2371
                          (Counsel for the Registrant)


                  Approximate date of proposed public offering:
   It is proposed that this filing will become effective on November 1, 2005, pursuant to paragraph (b) of rule 485.

[logo - American Funds (r)]




                                         The right choice for the long term/(R)/




The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/


 PROSPECTUS







 November 1, 2005







TABLE OF CONTENTS
 1    Risk/Return summary
11    Fees and expenses of the funds
14    Investment objectives, strategies and risks
21    Management and organization
25    Shareholder information
26    Choosing a share class
28    Purchase and exchange of shares
31    Sales charges
33    Sales charge reductions and waivers
35    Rollovers from retirement plans to IRAs
36    Plans of distribution
37    Other compensation to dealers
37    How to sell shares
39    Distributions and taxes
41    Financial highlights
49   Appendix

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

THE TAX-EXEMPT BOND FUND OF AMERICA The fund seeks to provide you with high current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. The fund invests primarily in municipal bonds rated A or better, but may invest in lower quality municipal bonds. The fund is designed for investors seeking a high level of current income exempt from federal income tax.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND The fund seeks to provide you with high current income exempt from regular federal income tax by investing primarily in municipal bonds. The fund invests a substantial portion of its portfolio in lower quality municipal bonds. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA The fund seeks to provide you with current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. The fund invests primarily in municipal bonds with average effective maturities between three and 10 years and with quality ratings of A or better, but may also invest in bonds rated Baa or BBB (considered investment grade). The fund is designed for investors seeking current income exempt from federal income tax.

THE TAX-EXEMPT FUND OF CALIFORNIA The fund's primary objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is to preserve your investment. The fund invests primarily in municipal bonds, including lower quality bonds, issued by municipalities in the state of California. The fund is designed for investors seeking income exempt from federal and California income taxes and capital preservation over the long term, and is intended primarily for taxable residents of California. Because the fund invests in securities issued by California municipalities, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state.

APPLICABLE TO ALL FUNDS The funds emphasize undervalued but fundamentally sound investments in municipal obligations, including those issued to finance roads, schools, hospitals, airports and other public needs. Municipalities include counties, cities, towns and various regional or special districts.

Your investment in the funds is subject to risks, including the possibility that a fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. The values of and the income generated by debt securities owned by the funds may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Tax-exempt income funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The information on the following pages provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year and by showing how the funds' average annual total returns for various periods compare with those of different broad measures of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Figures shown are past results and are not predictive of future results.

Unlike the bar charts, the Investment Results tables reflect, as required by Securities and Exchange Commission rules, each fund's results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

Each Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by each fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by each fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest historical individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGES.

Unlike the Investment Results tables on pages 4, 6, 8 and 10, the Additional Investment Results tables on pages 17-20 reflect each fund's results calculated without sales charges.

                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT BOND FUND OF AMERICA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]
'95  17.28%
'96   4.57
'97   8.98
'98   6.04
'99  -2.31
'00   9.69
'01   5.57
'02   8.44
'03   5.18
'04   4.37
[end bar chart]
Highest/Lowest quarterly results during this time period were:

HIGHEST             6.87%  (quarter ended March 31, 1995)
LOWEST             -1.83%  (quarter ended June 30, 2004)


The fund's total return for the nine months ended September 30, 2005, was 2.66%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/3/79
 Before taxes                          0.45%    5.82%    6.27%        7.55%
 After taxes on distributions          0.45     5.79     6.18          N/A
 After taxes on distributions and      1.70     5.66     6.08          N/A
sale of fund shares



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     -1.39%      5.57%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                      2.47       4.70
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                      4.23       5.43



                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond        4.48%    7.20%    7.06%         N/A
Index/2/
 Lipper General Municipal Debt Funds   3.70     6.28     6.08         7.36%
Average/3/
-------------------------------------------------------------------------------
 Class A 30-day yield at August 31, 2005: 3.33%/4/
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
3 Lipper General Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues in the top four credit rating categories. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Reflects a fee waiver (3.30% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."

                                           Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

'95  19.05%
'96   6.45
'97  10.37
'98   4.89
'99  -2.31
'00   7.31
'01   6.22
'02   6.24
'03   6.24
'04   5.66

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST               7.46%  (quarter ended March 31, 1995)
LOWEST               -1.40%  (quarter ended December 31, 1999)


The fund's total return for the nine months ended September 30, 2005, was 3.69%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 9/26/94
 Before taxes                          1.69%    5.52%    6.49%        6.31%
 After taxes on distributions          1.69     5.52     6.36          N/A
 After taxes on distributions and      2.65     5.47     6.29          N/A
sale of fund shares



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     -0.06%      5.40%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                      3.80       4.97
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                      5.58       5.69



                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond        4.48%    7.20%    7.06%        6.72%
Index/2/
 Lipper High Yield Municipal Debt      6.10     5.91     5.81         5.62
Funds Average/3/
-------------------------------------------------------------------------------
 Class A 30-day yield at July 31, 2005: 3.64%/4/
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper High Yield Municipal Debt Funds Average is comprised of funds that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Reflects a fee waiver (3.60% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."

                                           Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

'95  12.36%
'96   4.46
'97   7.30
'98   5.50
'99  -0.60
'00   7.45
'01   5.24
'02   7.81
'03   4.28
'04   2.77

[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                4.38%  (quarter ended March 31, 1995)
LOWEST                -2.06%  (quarter ended June 30, 2004)


The fund's total return for the nine months ended September 30, 2005, was 1.27%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/6/93
 Before taxes                          -1.10%   4.69%    5.20%        4.66%
 After taxes on distributions          -1.10    4.69     5.20          N/A
 After taxes on distributions and       0.39    4.56     5.08          N/A
sale of fund shares



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     -2.91%      4.51%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                      0.93       3.75
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                      2.68       4.48



                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers (7-Year) Municipal    3.15%    6.61%    6.48%        5.59%
Bond Index/2/
 Lipper Intermediate Municipal Debt    2.59     5.76     5.69         4.88
Funds Average/3/
-------------------------------------------------------------------------------
 Class A 30-day yield at July 31, 2005: 2.81%/4/
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Lehman Brothers (7-Year) Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Reflects a fee waiver (2.78% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."

                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

'95  17.59%
'96   4.27
'97   8.54
'98   6.13
'99  -1.97
'00  11.29
'01   3.83
'02   8.13
'03   4.83
'04   4.62
[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST           7.46%  (quarter ended March 31, 1995)
LOWEST           -2.01%  (quarter ended June 30, 2004)


The fund's total return for the nine months ended September 30, 2005, was 2.97%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/28/86
 Before taxes                          0.70%    5.69%    6.21%        6.21%
 After taxes on distributions          0.68     5.63     6.11          N/A
 After taxes on distributions and      1.88     5.49     6.00          N/A
sale of fund shares
-------------------------------------------------------------------------------



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     -1.15%      5.36%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/19/01
 Before taxes                      2.71       4.28
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/20/01
 Before taxes                      4.47       5.03
-------------------------------------------------------



                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond        4.48%    7.20%    7.06%        7.09%
Index/2/
 Lipper California Municipal Debt      4.34     6.52     6.43         6.39
Funds Average/3/
 Class A 30-day yield at August 31, 2005: 3.32%/4/
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper California Municipal Debt Funds Average is comprised of funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Reflects a fee waiver (3.29% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds."

                                           Tax-exempt income funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                     CLASS A   CLASS B   CLASS C    CLASS F/1/
-------------------------------------------------------------------------------
 Maximum initial sales charge on
 purchases                           3.75%/2/    none      none        none
 (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested    none      none      none        none
 dividends
-------------------------------------------------------------------------------
 Maximum contingent deferred sales      none   5.00%/4/  1.00%/5/      none
 charge                                 /3/
-------------------------------------------------------------------------------
 Redemption or exchange fees           none      none      none        none


1 Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the funds' distributor and to certain registered investment advisers.
2 The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
3 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

4 The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
5 The contingent deferred sales charge is eliminated one year after purchase.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS A  CLASS B  CLASS C  CLASS F
---------------------------------------------------------------------

 THE TAX-EXEMPT BOND FUND OF AMERICA
---------------------------------------------------------------------
 Management fees                  0.29%    0.29%    0.29%    0.29%
---------------------------------------------------------------------
 Distribution and/or service      0.25     1.00     1.00     0.25
 (12b-1) fees/6//,7/
---------------------------------------------------------------------
 Other expenses/8/                0.06     0.06     0.17     0.18
---------------------------------------------------------------------
 Total annual fund operating      0.60     1.35     1.46     0.72
 expenses/9/

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 ---------------------------------------------------------------------
 Management fees                  0.34%    0.34%    0.34%    0.34%
---------------------------------------------------------------------
 Distribution and/or service      0.30     1.00     1.00     0.25
 (12b-1) fees/7//,//10/
---------------------------------------------------------------------
 Other expenses/8/                0.07     0.08     0.20     0.19
---------------------------------------------------------------------
 Total annual fund operating      0.71     1.42     1.54     0.78
 expenses/9/
---------------------------------------------------------------------

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
---------------------------------------------------------------------
 Management fees                  0.30%    0.30%    0.30%    0.30%
---------------------------------------------------------------------
 Distribution and/or service      0.30     1.00     1.00     0.25
---------------------------------------------------------------------
 (12b-1) fees/7,10/
---------------------------------------------------------------------
 Other expenses/8/                0.06     0.07     0.19     0.19
---------------------------------------------------------------------
 Total annual fund operating      0.66     1.37     1.49     0.74
 expenses/9/
---------------------------------------------------------------------

 THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------------------------------------------
 Management fees                  0.36%    0.36%    0.36%    0.36%
---------------------------------------------------------------------
 Distribution and/or service      0.25     1.00     1.00     0.25
---------------------------------------------------------------------
 (12b-1) fees/6,7/
---------------------------------------------------------------------
 Other expenses/8/                0.04     0.04     0.16     0.16
---------------------------------------------------------------------
 Total annual fund operating      0.65     1.40     1.52     0.77
 expenses/9/
---------------------------------------------------------------------



6 Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually.
7 Class B and C 12b-1 fees are up to 1.00% of each class' average net assets annually.
8 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the funds' investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 per account to $19 per account.
9 The funds' investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the Financial Highlights tables and the audited financial statements in the funds' annual reports.
10 Class A and F 12b-1 fees may not exceed .30% and .50%, respectively, of each class' average net assets annually.

Tax-exempt income funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                          1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA

 Class A/1/                                $434   $    560   $697      $1,097
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/          637        828    939       1,418
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/       137        428    739       1,418
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/          249        462    797       1,746
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          149        462    797       1,746
-------------------------------------------------------------------------------
 Class F -- excludes intermediary            74        230    401         894
fees/5/
-------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 Class A/1/                                 445        594    755       1,224
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/          645        849    976       1,508
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/       145        449    776       1,508
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/          257        486    839       1,834
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          157        486    839       1,834
-------------------------------------------------------------------------------
 Class F -- excludes intermediary            80        249    433         966
fees/5/
-------------------------------------------------------------------------------

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 Class A/1/                                 440        578    729       1,167
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/          639        834    950       1,452
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/       139        434    750       1,452
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/          252        471    813       1,779
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          152        471    813       1,779
-------------------------------------------------------------------------------
 Class F -- excludes intermediary            76        237    411         918
fees/5/
-------------------------------------------------------------------------------

 THE TAX-EXEMPT FUND OF CALIFORNIA

 Class A/1/                                $439   $    575   $724      $1,155
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/          643        843    966       1,475
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/       143        443    766       1,475
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/          255        480    829       1,813
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          155        480    829       1,813
-------------------------------------------------------------------------------
 Class F -- excludes intermediary            79        246    428         954
fees/5/

                                           Tax-exempt income funds / Prospectus

1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A expenses for years nine and 10 because Class B shares automatically convert to Class A shares after eight years.
3 Reflects Class A expenses for years nine and 10 because Class B shares automatically convert to Class A shares after eight years.

4 Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.

Tax-exempt income funds / Prospectus

Investment objectives, strategies and risks

THE TAX-EXEMPT BOND FUND OF AMERICA

The fund's investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund seeks to achieve this objective by investing primarily in municipal bonds, including lower quality bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund will invest at least 65% of its assets in debt securities rated A or better by Moody's Investors Service or Standard & Poor's Corporation, or unrated but determined to be of equivalent quality. The fund may also invest up to 35% of its assets in debt securities rated Baa and BBB or below or unrated but determined to be of equivalent quality (including up to 20% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality).

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

The fund's investment objective is to provide you with a high level of current income exempt from regular federal income tax. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests primarily in municipal bonds and will invest at least 50% of its assets in lower quality debt securities (rated Baa or BBB or below or unrated but determined to be of equivalent quality).

In addition, the fund may invest significantly in municipal obligations of issuers in the same state or of similar project type. This may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its stated maturity and quality standards and preservation of capital. The fund invests primarily in municipal bonds with average effective maturities between three and 10 years and with quality ratings of A or better. The fund may also invest up to 35% of its assets in municipal bonds rated Baa or BBB or unrated but determined to be of equivalent quality.

                                           Tax-exempt income funds / Prospectus

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax.

THE TAX-EXEMPT FUND OF CALIFORNIA

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds, including lower quality bonds, issued by municipalities in the state of California. The fund may also invest in municipal securities that are issued by jurisdictions outside California provided the income from such securities is exempt from regular federal and California income taxes.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California is contained in the statement of additional information.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund will invest primarily in debt securities rated Baa or BBB or better or unrated but determined to be of equivalent quality. The fund may also invest up to 20% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

APPLICABLE TO ALL FUNDS

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The values of and the income generated by most debt securities held by the funds may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in each fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Tax-exempt income funds / Prospectus

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in a portfolio.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or dispose of. See the appendix in this prospectus for credit rating descriptions.

The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The funds may also hold cash, money market instruments or taxable debt securities, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could negatively affect the funds' investment results in a period of rising market prices; conversely, it could reduce the magnitude of the funds' losses in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Each fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                           Tax-exempt income funds / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results tables on earlier pages, the tables below reflect each fund's results calculated without sales charges.

THE TAX-EXEMPT BOND FUND OF AMERICA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/3/79
 Before taxes                          4.37%    6.63%    6.68%        7.71%
 After taxes on distributions          4.37     6.61     6.59          N/A
 After taxes on distributions and      4.31     6.38     6.46          N/A
sale of fund shares



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     3.61%       5.91%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                     3.47        4.70
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                     4.23        5.43




                                1 YEAR    5 YEARS    10 YEARS     LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal      4.48%      7.20%      7.06%           N/A
Bond Index/2/
 Lipper General Municipal       3.70       6.28       6.08           7.36%
Debt Funds Average/3/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2004: 4.06%/4/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
3 Lipper General Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues in the top four credit rating categories. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Reflects a fee waiver (4.04% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds." The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 9/26/94
 Before taxes                          5.66%    6.33%    6.90%        6.71%
 After taxes on distributions          5.66     6.33     6.77          N/A
 After taxes on distributions and      5.29     6.19     6.67          N/A
sale of fund shares



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     4.94%       5.74%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                     4.80        4.97
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                     5.58        5.69



                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond     4.48%    7.20%      7.06%        6.72%
Index/2/
 Lipper High Yield Municipal Debt   6.10     5.91       5.81         5.62
Funds Average/3/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2004: 4.33%/4/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper High Yield Municipal Debt Funds Average is comprised of funds that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Reflects a fee waiver (4.31% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds." The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                           Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/6/93
 Before taxes                          2.77%    5.49%    5.61%        5.02%
 After taxes on distributions          2.77     5.49     5.61          N/A
 After taxes on distributions and      2.95     5.27     5.45          N/A
sale of fund shares



                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     2.06%       4.86%
-------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                     1.93        3.75
-------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                     2.68        4.48



                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers (7-Year)           3.15%    6.61%      6.48%        5.59%
Municipal Bond Index/2/
 Lipper Intermediate Municipal      2.59     5.76       5.69         4.88
Debt Funds Average/3/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2004: 3.27%/4/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Lehman Brothers (7-Year) Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Reflects a fee waiver (3.26% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds." The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/28/86
 Before taxes                          4.62%    6.50%    6.61%        6.44%
 After taxes on distributions          4.61     6.45     6.52          N/A
 After taxes on distributions and      4.49     6.21     6.37          N/A
sale of fund shares
-------------------------------------------------------------------------------




                                   1 YEAR   LIFETIME/1/
--------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                      3.85%       5.70%
--------------------------------------------------------
 CLASS C -- FIRST SOLD 3/19/01
 Before taxes                      3.71        4.28
--------------------------------------------------------
 CLASS F -- FIRST SOLD 3/20/01
 Before taxes                      4.47        5.03
--------------------------------------------------------




                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond     4.48%    7.20%      7.06%        7.09%
Index/2/
 Lipper California Municipal Debt   4.34     6.52       6.43         6.39
Funds Average/3/
 Class A distribution rate at December 31, 2004: 4.02%/4/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
3 Lipper California Municipal Debt Funds Average is comprised of funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Reflects a fee waiver (4.00% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds." The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                           Tax-exempt income funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of the funds' investment advisory and service agreements by the funds' Boards of Directors/Trustees is contained in the funds' annual reports to shareholders for the following periods: The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California -- the year ended August 31, 2005; American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America -- the year ended July 31, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds' portfolio transactions. The investment adviser strives to obtain best execution on the funds' portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS

Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access a fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings (updated as of

Tax-exempt income funds / Prospectus
each calendar quarter-end) is located in the lower portion of this website page. This information generally is posted to the website within 45 days from the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of the fund's portfolio. Investment decisions are subject to the limits provided by a fund's objective(s) and policies and the oversight of Capital Research and Management Company's investment committee.

The primary individual portfolio counselors for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California are:



                                                 PRIMARY TITLE WITH      PORTFOLIO
                              PORTFOLIO          INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR          COUNSELOR          (OR AFFILIATE)          ROLE IN
 FUND/FUND TITLE              EXPERIENCE         AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)             IN THE FUNDS        EXPERIENCE              OF THE FUND
------------------------------------------------------------------------------------------------
 BRENDA S. ELLERIN                               Senior Vice
                                                 President, Capital
                                                 Research Company
 LIMITED TERM TAX-              9 years          Investment              Serves as a municipal
 EXEMPT BOND FUND                                professional for 16     bond portfolio
 OF AMERICA                                      years in total; 14      counselor
 President and Trustee                           years with Capital
                                                 Research and
                                                 Management Company or
                                                 affiliate
 THE TAX-EXEMPT BOND           7 years                                   Serves as a municipal
 FUND OF AMERICA        (plus 6 years of prior                           bond portfolio
 Senior Vice President     experience as an                              counselor
                          investment analyst
                            for the fund)
 AMERICAN HIGH-INCOME          7 years                                   Serves as a municipal
 MUNICIPAL BOND FUND    (plus 4 years of prior                           bond portfolio
 Vice President            experience as an                              counselor
                          investment analyst
                            for the fund)
------------------------------------------------------------------------------------------------
 NEIL L. LANGBERG                                Vice President -
                                                 Investment Management
                                                 Group, Capital
                                                 Research and
                                                 Management Company
 THE TAX-EXEMPT BOND           26 years          Investment              Serves as a municipal
 FUND OF AMERICA                                 professional for 27     bond portfolio
 President and                                   years, all with         counselor
 Director                                        Capital Research and
                                                 Management Company or
                                                 affiliate
 THE TAX-EXEMPT FUND           19 years                                  Serves as a municipal
 OF CALIFORNIA                                                           bond portfolio
 Senior Vice President                                                   counselor

 LIMITED TERM                  12 years                                  Serves as a municipal
 TAX-EXEMPT BOND FUND                                                    bond portfolio
 OF AMERICA                                                              counselor
 Senior Vice President

 AMERICAN HIGH-INCOME          11 years                                  Serves as a municipal
 MUNICIPAL BOND FUND                                                     bond portfolio
 Senior Vice President                                                   counselor
------------------------------------------------------------------------------------------------
 EDWARD B. NAHMIAS                               Executive Vice
                                                 President and
                                                 Director, Capital
                                                 Research Company
 THE TAX-EXEMPT FUND           7 years           Investment              Serves as a municipal
 OF CALIFORNIA                                   professional for 16     bond portfolio
 Vice President                                  years in total; 9       counselor
                                                 years with Capital
                                                 Research and
                                                 Management Company or
                                                 affiliate
------------------------------------------------------------------------------------------------
 KARL J. ZEILE                                   Vice President and
                                                 Director, Capital
                                                 Research Company
 AMERICAN HIGH-INCOME           1 year           Investment              Serves as a municipal
 MUNICIPAL BOND FUND    (plus 5 years of prior   professional for 14     bond portfolio
                           experience as an      years in total; 6       counselor
                          investment analyst     years with Capital
                             for the fund        Research and
                                                 Management Company or
                                                 affiliate
 LIMITED TERM                  3 years                                   Serves as a municipal
 TAX-EXEMPT BOND FUND                                                    bond portfolio
 OF AMERICA                                                              counselor
 Vice President

 THE TAX-EXEMPT FUND           2 years                                   Serves as a municipal
 OF CALIFORNIA                                                           bond portfolio
                                                                         counselor

 THE TAX-EXEMPT BOND           2 years                                   Serves as a municipal
 FUND OF AMERICA        (plus 4 years of prior                           bond portfolio
                           experience as an                              counselor
                          investment analyst
                            for the fund)
------------------------------------------------------------------------------------------------

                                           Tax-exempt income funds / Prospectus

 [This page is intentionally left blank for this filing.]
                                       23

Tax-exempt income funds / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the funds and other accounts they manage can be found in the statement of additional information.

                                           Tax-exempt income funds / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. These documents are available by writing or calling American Funds Service Company.

Tax-exempt income funds / Prospectus

Choosing a share class

Each fund offers different classes of shares through this prospectus. Shares of each fund may be purchased through various investment programs or accounts. HOWEVER, TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS INVESTMENTS FOR TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF A FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future;

.. availability of share classes:

 -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and are eligible to invest in Class R shares of the American Funds, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with each fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                           Tax-exempt income funds / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES

 Initial sales charge     up to 3.75% (reduced for purchases of $100,000 or
                          more and eliminated for purchases of $1 million or
                          more)
 Contingent deferred      none (except a charge of 1.00% applies to certain
 sales charge             redemptions made within one year following purchases
                          of $1 million or more made without an initial sales
                          charge)
 12b-1 fees               up to .25% annually for The Tax-Exempt Bond Fund of
                          America and The Tax-Exempt Fund of California, and up
                          to .30% annually for American High-Income Municipal
                          Bond Fund and Limited Term Tax-Exempt Bond Fund of
                          America
 Dividends                generally higher than other classes due to lower
                          annual expenses
 Purchase maximum         none
 Conversion               none

 CLASS B SHARES

 Initial sales charge     none
 Contingent deferred      starts at 5.00% and declines until it reaches 0% six
 sales charge             years after purchase
 12b-1 fees               up to 1.00% annually
 Dividends                generally lower than A and F shares due to higher
                          12b-1 fees and other expenses, but higher than C
                          shares due to lower other expenses
 Purchase maximum         $50,000 per transaction
 Conversion               automatic conversion to A shares after eight years,
                          reducing future annual expenses

 CLASS C SHARES

 Initial sales charge     none
 Contingent deferred      1.00% if shares are sold within one year after
 sales charge             purchase
 12b-1 fees               up to 1.00% annually
 Dividends                generally lower than other classes due to higher
                          12b-1 fees and other expenses
 Purchase maximum         $500,000 per transaction
 Conversion               automatic conversion to F shares after 10 years,
                          reducing future annual expenses

 CLASS F SHARES

 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               currently up to .25% annually (may not exceed .50%
                          annually)
 Dividends                generally higher than B and C shares due to lower
                          12b-1 fees, but lower than A shares due to higher
                          other expenses
 Purchase maximum         none
 Conversion               none

Tax-exempt income funds / Prospectus

Purchase and exchange of shares

EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The Tax-Exempt Fund of California is intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. The Tax-Exempt Fund of California is qualified for sale only in California and other jurisdictions that do not require qualification.

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

                                           Tax-exempt income funds / Prospectus

FREQUENT TRADING OF FUND SHARES

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds may be rejected. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, resulting in dilution of the value of the shares held by long-term shareholders.

The funds' Board of Directors/Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the funds' "purchase blocking policy," any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from a fund in the American Funds (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or one that achieves the objective of this policy.

Under the funds' purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Tax-exempt income funds / Prospectus

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account with The Tax-Exempt Bond Fund of America,
 American High- Income Municipal Bond Fund or Limited Term
 Tax-Exempt Bond Fund of America                                      $    250
 To establish an account with The Tax-Exempt Fund of California          1,000
 To establish an account with a fund with an automatic investment plan      50
 To add to an account                                                       50
                                                                     ----------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                    50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                   500,000



If you have significant American Funds or American Legacy/(R)/ holdings, you may not be eligible to invest in Class B or C shares. Specifically, you may not purchase Class B shares if you are eligible to purchase Class A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

                                           Tax-exempt income funds / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.



                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

Tax-exempt income funds / Prospectus

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%


For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                           Tax-exempt income funds / Prospectus

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

Tax-exempt income funds / Prospectus

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                           Tax-exempt income funds / Prospectus

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Rollovers from retirement plans to IRAs

EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS.

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made at no sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an American Funds proprietary retirement plan program (such as PlanPremier,/(R)/ Recordkeeper

Tax-exempt income funds / Prospectus

   Direct/(R)/ or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over at no sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Directors/Trustees. The plans provide for annual expenses of up to .25% for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California and up to .30% for American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America for Class A shares, up to 1.00% for Class B and C shares, and up to .50% for Class F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

                                           Tax-exempt income funds / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Tax-exempt income funds / Prospectus

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company

                                           Tax-exempt income funds / Prospectus
and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, each fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Each fund's distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

It is anticipated that the federally exempt-interest dividends paid by The Tax-Exempt Fund of California and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent the fund's dividends are derived from interest on debt obligations other than California municipal securities, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California may also be subject to state tax.

Tax-exempt income funds / Prospectus

Any taxable dividends or capital gain distributions you receive from each fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                           Tax-exempt income funds / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). The information for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America has been audited by PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP. The independent registered public accounting firms' reports, along with each fund's financial statements, are included in the statement of additional information for the funds, which is available upon request.


THE TAX-EXEMPT BOND FUND OF AMERICA/1/

                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                gains (losses)
                                      Net asset                 on securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2005                  $12.51        $.51           $ .09           $ .60
 Year ended 8/31/2004                   12.17         .53             .33             .86
 Year ended 8/31/2003                   12.41         .54            (.22)            .32
 Year ended 8/31/2002                   12.38         .57             .06             .63
 Year ended 8/31/2001                   11.81         .60             .57            1.17
-----------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2005                   12.51         .41             .09             .50
 Year ended 8/31/2004                   12.17         .44             .33             .77
 Year ended 8/31/2003                   12.41         .44            (.22)            .22
 Year ended 8/31/2002                   12.38         .48             .06             .54
 Year ended 8/31/2001                   11.81         .52             .57            1.09
-----------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2005                  $12.51        $.40           $ .09           $ .49
 Year ended 8/31/2004                   12.17         .42             .33             .75
 Year ended 8/31/2003                   12.41         .43            (.22)            .21
 Year ended 8/31/2002                   12.38         .47             .06             .53
 Period from 3/15/2001 to 8/31/2001     12.10         .21             .29             .50
-----------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2005                   12.51         .49             .09             .58
 Year ended 8/31/2004                   12.17         .51             .33             .84
 Year ended 8/31/2003                   12.41         .52            (.22)            .30
 Year ended 8/31/2002                   12.38         .55             .06             .61
 Period from 3/15/2001 to 8/31/2001     12.10         .24             .29             .53
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total
                                      (from net   Distributions     dividends      Net asset
                                      investment      (from            and       value, end of    Total
                                       income)    capital gains)  distributions     period      return/3/
-----------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2005                   $(.51)        $  --          $(.51)         $12.60        4.87%
 Year ended 8/31/2004                    (.52)           --           (.52)          12.51        7.17
 Year ended 8/31/2003                    (.54)         (.02)          (.56)          12.17        2.55
 Year ended 8/31/2002                    (.57)         (.03)          (.60)          12.41        5.31
 Year ended 8/31/2001                    (.60)           --           (.60)          12.38       10.22
-----------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2005                    (.41)           --           (.41)          12.60        4.10
 Year ended 8/31/2004                    (.43)           --           (.43)          12.51        6.38
 Year ended 8/31/2003                    (.44)         (.02)          (.46)          12.17        1.79
 Year ended 8/31/2002                    (.48)         (.03)          (.51)          12.41        4.53
 Year ended 8/31/2001                    (.52)           --           (.52)          12.38        9.45
-----------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2005                   $(.40)        $  --          $(.40)         $12.60        3.98%
 Year ended 8/31/2004                    (.41)           --           (.41)          12.51        6.24
 Year ended 8/31/2003                    (.43)         (.02)          (.45)          12.17        1.66
 Year ended 8/31/2002                    (.47)         (.03)          (.50)          12.41        4.40
 Period from 3/15/2001 to 8/31/2001      (.22)           --           (.22)          12.38        4.20
-----------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2005                    (.49)           --           (.49)          12.60        4.74
 Year ended 8/31/2004                    (.50)           --           (.50)          12.51        7.02
 Year ended 8/31/2003                    (.52)         (.02)          (.54)          12.17        2.41
 Year ended 8/31/2002                    (.55)         (.03)          (.58)          12.41        5.15
 Period from 3/15/2001 to 8/31/2001      (.25)           --           (.25)          12.38        4.45

                                                      Ratio of    Ratio of
                                                      expenses    expenses
                                       Net assets,   to average  to average    Ratio of
                                         end of      net assets  net assets    net income
                                         period        before      after       to average
                                      (in millions)   waivers    waivers/4/   net assets
------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2005                    $3,581         .60%        .57%         4.08%
 Year ended 8/31/2004                     3,083         .61         .61          4.23
 Year ended 8/31/2003                     2,905         .61         .61          4.33
 Year ended 8/31/2002                     2,689         .63         .63          4.73
 Year ended 8/31/2001                     2,202         .66         .66          5.00
------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2005                       121        1.35        1.33          3.33
 Year ended 8/31/2004                       119        1.36        1.36          3.48
 Year ended 8/31/2003                       114        1.37        1.37          3.56
 Year ended 8/31/2002                        81        1.38        1.38          3.91
 Year ended 8/31/2001                        26        1.40        1.40          4.06
------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2005                    $  165        1.46%       1.44%         3.21%
 Year ended 8/31/2004                       134        1.49        1.49          3.34
 Year ended 8/31/2003                       120        1.50        1.50          3.43
 Year ended 8/31/2002                        82        1.51        1.51          3.79
 Period from 3/15/2001 to 8/31/2001          15         .73         .73          1.77
------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2005                       227         .72         .69          3.95
 Year ended 8/31/2004                       120         .75         .75          4.09
 Year ended 8/31/2003                        68         .75         .75          4.19
 Year ended 8/31/2002                        42         .78         .78          4.54
 Period from 3/15/2001 to 8/31/2001           7         .40         .40          2.11

Tax-exempt income funds / Prospectus

                                           YEAR ENDED AUGUST 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        9%          8%          8%          8%          21%
OF SHARES


1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.


                                           Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/


                                                       INCOME FROM INVESTMENT OPERATIONS/2/
                                                                       Net
                                                                  gains (losses)
                                           Net asset              on securities               Dividends
                                            value,       Net      (both realized  Total from  (from net     Net asset
                                           beginning  investment       and        investment  investment  value, end of    Total
                                           of period    income     unrealized)    operations   income)       period      return/3/
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2005                       $15.23       $.68         $ .37         $1.05       $(.67)       $15.61        7.03%
 Year ended 7/31/2004                        14.98        .71           .24           .95        (.70)        15.23        6.45
 Year ended 7/31/2003                        15.28        .77          (.31)          .46        (.76)        14.98        3.06
 Year ended 7/31/2002                        15.35        .84          (.08)          .76        (.83)        15.28        5.10
 Year ended 7/31/2001                        14.87        .83           .48          1.31        (.83)        15.35        9.14
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2005                        15.23        .58           .37           .95        (.57)        15.61        6.30
 Year ended 7/31/2004                        14.98        .61           .24           .85        (.60)        15.23        5.71
 Year ended 7/31/2003                        15.28        .66          (.31)          .35        (.65)        14.98        2.34
 Year ended 7/31/2002                        15.35        .73          (.08)          .65        (.72)        15.28        4.37
 Year ended 7/31/2001                        14.87        .71           .50          1.21        (.73)        15.35        8.45
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2005                        15.23        .56           .37           .93        (.55)        15.61        6.17
 Year ended 7/31/2004                        14.98        .59           .24           .83        (.58)        15.23        5.59
 Year ended 7/31/2003                        15.28        .64          (.31)          .33        (.63)        14.98        2.21
 Year ended 7/31/2002                        15.35        .71          (.08)          .63        (.70)        15.28        4.22
 Period from 3/15/2001 to 7/31/2001          15.11        .25           .25           .50        (.26)        15.35        3.34
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2005                        15.23        .67           .37          1.04        (.66)        15.61        6.95
 Year ended 7/31/2004                        14.98        .70           .24           .94        (.69)        15.23        6.35
 Year ended 7/31/2003                        15.28        .76          (.31)          .45        (.75)        14.98        2.96
 Year ended 7/31/2002                        15.35        .82          (.08)          .74        (.81)        15.28        4.96
 Period from 3/19/2001 to 7/31/2001          15.12        .26           .25           .51        (.28)        15.35        3.43

                                                           Ratio of     Ratio of
                                                          expenses to  expenses to
                                            Net assets,     average      average      Ratio of
                                              end of      net assets   net assets     net income
                                              period        before        after       to average
                                           (in millions)    waivers    waivers/4/    net assets
-------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2005                         $1,370          .71%         .69%         4.39%
 Year ended 7/31/2004                          1,108          .74          .74          4.67
 Year ended 7/31/2003                            955          .77          .77          5.08
 Year ended 7/31/2002                            823          .77          .77          5.43
 Year ended 7/31/2001                            650          .80          .80          5.50
-------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2005                             65         1.42         1.40          3.69
 Year ended 7/31/2004                             60         1.45         1.45          3.96
 Year ended 7/31/2003                             52         1.47         1.47          4.34
 Year ended 7/31/2002                             31         1.47         1.47          4.68
 Year ended 7/31/2001                             11         1.48         1.48          4.72
-------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2005                             90         1.54         1.52          3.55
 Year ended 7/31/2004                             70         1.57         1.57          3.83
 Year ended 7/31/2003                             56         1.59         1.59          4.19
 Year ended 7/31/2002                             28         1.59         1.59          4.53
 Period from 3/15/2001 to 7/31/2001                4          .59          .59          1.75
-------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2005                             86          .78          .76          4.29
 Year ended 7/31/2004                             46          .82          .82          4.55
 Year ended 7/31/2003                             24          .85          .85          4.91
 Year ended 7/31/2002                             13          .88          .88          5.26
 Period from 3/19/2001 to 7/31/2001                1          .35          .35          1.88

Tax-exempt income funds / Prospectus

                                            YEAR ENDED JULY 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       10%          6%          7%         12%          18%
OF SHARES


1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

4 The ratios in this column reflect the impact, if any, of certain waivers from Capital Research and Management Company. See the Annual Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.


                                           Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA/1/


                                                           INCOME FROM INVESTMENT OPERATIONS/2/
                                                                           Net
                                                                      gains (losses)
                                               Net asset              on securities
                                                value,       Net      (both realized  Total from
                                               beginning  investment       and        investment
                                               of period    income     unrealized)    operations
--------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2005                           $15.33       $.51         $ .01         $ .52
 Year ended 7/31/2004                            15.17        .51           .16           .67
 Year ended 7/31/2003                            15.28        .52          (.11)          .41
 Year ended 7/31/2002                            15.08        .58           .20           .78
 Year ended 7/31/2001                            14.43        .62           .65          1.27
--------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2005                            15.33        .40           .01           .41
 Year ended 7/31/2004                            15.17        .40           .16           .56
 Year ended 7/31/2003                            15.28        .42          (.11)          .31
 Year ended 7/31/2002                            15.08        .47           .20           .67
 Year ended 7/31/2001                            14.43        .48           .69          1.17
--------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2005                            15.33        .38           .01           .39
 Year ended 7/31/2004                            15.17        .38           .16           .54
 Year ended 7/31/2003                            15.28        .40          (.11)          .29
 Year ended 7/31/2002                            15.08        .45           .20           .65
 Period from 3/15/2001 to 7/31/2001              14.92        .15           .17           .32
--------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2005                            15.33        .50           .01           .51
 Year ended 7/31/2004                            15.17        .49           .16           .65
 Year ended 7/31/2003                            15.28        .51          (.11)          .40
 Year ended 7/31/2002                            15.08        .55           .20           .75
 Period from 3/15/2001 to 7/31/2001              14.92        .16           .19           .35



                                               Dividends
                                               (from net     Net asset
                                               investment  value, end of    Total
                                                income)       period      return/3/
-------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2005                            $(.51)       $15.34        3.40%
 Year ended 7/31/2004                             (.51)        15.33        4.40
 Year ended 7/31/2003                             (.52)        15.17        2.71
 Year ended 7/31/2002                             (.58)        15.28        5.32
 Year ended 7/31/2001                             (.62)        15.08        8.99
-------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2005                             (.40)        15.34        2.69
 Year ended 7/31/2004                             (.40)        15.33        3.69
 Year ended 7/31/2003                             (.42)        15.17        1.98
 Year ended 7/31/2002                             (.47)        15.28        4.52
 Year ended 7/31/2001                             (.52)        15.08        8.24
-------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2005                             (.38)        15.34        2.57
 Year ended 7/31/2004                             (.38)        15.33        3.55
 Year ended 7/31/2003                             (.40)        15.17        1.86
 Year ended 7/31/2002                             (.45)        15.28        4.38
 Period from 3/15/2001 to 7/31/2001               (.16)        15.08        2.14
-------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2005                             (.50)        15.34        3.32
 Year ended 7/31/2004                             (.49)        15.33        4.32
 Year ended 7/31/2003                             (.51)        15.17        2.61
 Year ended 7/31/2002                             (.55)        15.28        5.11
 Period from 3/15/2001 to 7/31/2001               (.19)        15.08        2.34

                                                               Ratio of     Ratio of
                                                              expenses to  expenses to
                                                Net assets,     average      average      Ratio of
                                                  end of      net assets   net assets     net income
                                                  period        before        after       to average
                                               (in millions)    waivers    waivers/4/    net assets
-----------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2005                              $857           .66%         .64%         3.29%
 Year ended 7/31/2004                               793           .68          .66          3.27
 Year ended 7/31/2003                               738           .71          .66          3.37
 Year ended 7/31/2002                               497           .75          .70          3.86
 Year ended 7/31/2001                               306           .80          .75          4.18
-----------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2005                                50          1.37         1.35          2.59
 Year ended 7/31/2004                                52          1.38         1.37          2.57
 Year ended 7/31/2003                                51          1.40         1.35          2.63
 Year ended 7/31/2002                                17          1.45         1.40          3.06
 Year ended 7/31/2001                                 2          1.60         1.59          3.24
-----------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2005                               100          1.49         1.47          2.46
 Year ended 7/31/2004                               107          1.51         1.50          2.43
 Year ended 7/31/2003                               106          1.54         1.49          2.51
 Year ended 7/31/2002                                49          1.58         1.52          2.92
 Period from 3/15/2001 to 7/31/2001                   4           .75          .75          1.05
-----------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2005                                40           .74          .72          3.20
 Year ended 7/31/2004                                33           .76          .75          3.17
 Year ended 7/31/2003                                29           .79          .74          3.27
 Year ended 7/31/2002                                13           .87          .82          3.69
 Period from 3/15/2001 to 7/31/2001                   2           .60          .60          1.18

Tax-exempt income funds / Prospectus

                                         YEAR ENDED JULY 31
                          2005       2004       2003       2002        2001
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       12%        10%        10%        9%          21%
OF SHARES


1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

4 The ratios in this column reflect the impact, if any, of certain waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.


                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA/1/

                                                 INCOME FROM INVESTMENT OPERATIONS/2/
                                                                 Net
                                                            gains (losses)
                                     Net asset              on securities
                                      value,       Net      (both realized  Total from
                                     beginning  investment       and        investment
                                     of period    income     unrealized)    operations
----------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2005                 $16.66       $.67         $ .24         $ .91
 Year ended 8/31/2005                  16.20        .69           .46          1.15
 Year ended 8/31/2003                  16.54        .69          (.34)          .35
 Year ended 8/31/2002                  16.56        .70           .04           .74
 Year ended 8/31/2001                  16.00        .74           .63          1.37
----------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2005                  16.66        .55           .24           .79
 Year ended 8/31/2004                  16.20        .57           .46          1.03
 Year ended 8/31/2003                  16.54        .57          (.34)          .23
 Year ended 8/31/2002                  16.56        .58           .04           .62
 Year ended 8/31/2001                  16.00        .62           .63          1.25
----------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2005                  16.66        .53           .24           .77
 Year ended 8/31/2004                  16.20        .55           .46          1.01
 Year ended 8/31/2003                  16.54        .55          (.34)          .21
 Year ended 8/31/2002                  16.56        .56           .04           .60
 Period from 3/19/2001 to 8/31/2001    16.27        .25           .29           .54
----------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2005                  16.66        .65           .24           .89
 Year ended 8/31/2004                  16.20        .67           .46          1.13
 Year ended 8/31/2003                  16.54        .67          (.34)          .33
 Year ended 8/31/2002                  16.56        .67           .04           .71
 Period from 3/20/2001 to 8/31/2001    16.27        .29           .29           .58
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                       Total
                                     (from net   Distributions     dividends      Net asset
                                     investment      (from            and       value, end of    Total
                                      income)    capital gains)  distributions     period      return/3/
----------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2005                  $(.67)        $(.02)         $(.69)         $16.88        5.57%
 Year ended 8/31/2005                   (.69)           --           (.69)          16.66        7.22
 Year ended 8/31/2003                   (.69)           --           (.69)          16.20        2.12
 Year ended 8/31/2002                   (.70)         (.06)          (.76)          16.54        4.66
 Year ended 8/31/2001                   (.76)         (.05)          (.81)          16.56        8.83
----------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2005                   (.55)         (.02)          (.57)          16.88        4.79
 Year ended 8/31/2004                   (.57)           --           (.57)          16.66        6.45
 Year ended 8/31/2003                   (.57)           --           (.57)          16.20        1.36
 Year ended 8/31/2002                   (.58)         (.06)          (.64)          16.54        3.88
 Year ended 8/31/2001                   (.64)         (.05)          (.69)          16.56        8.04
----------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2005                   (.53)         (.02)          (.55)          16.88        4.67
 Year ended 8/31/2004                   (.55)           --           (.55)          16.66        6.30
 Year ended 8/31/2003                   (.55)           --           (.55)          16.20        1.22
 Year ended 8/31/2002                   (.56)         (.06)          (.62)          16.54        3.73
 Period from 3/19/2001 to 8/31/2001     (.25)           --           (.25)          16.56        3.34
----------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2005                   (.65)         (.02)          (.67)          16.88        5.44
 Year ended 8/31/2004                   (.67)           --           (.67)          16.66        7.07
 Year ended 8/31/2003                   (.67)           --           (.67)          16.20        1.97
 Year ended 8/31/2002                   (.67)         (.06)          (.73)          16.54        4.47
 Period from 3/20/2001 to 8/31/2001     (.29)           --           (.29)          16.56        3.65

                                                     Ratio of    Ratio of
                                                     expenses    expenses
                                      Net assets,   to average  to average    Ratio of
                                        end of      net assets  net assets    net income
                                        period        before      after       to average
                                     (in millions)   waivers    waivers/4/   net assets
-----------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2005                    $838          .65%        .62%         4.02%
 Year ended 8/31/2005                     622          .70         .70          4.21
 Year ended 8/31/2003                     553          .68         .68          4.19
 Year ended 8/31/2002                     542          .68         .68          4.34
 Year ended 8/31/2001                     470          .69         .69          4.62
-----------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2005                      23         1.40        1.38          3.28
 Year ended 8/31/2004                      24         1.45        1.45          3.46
 Year ended 8/31/2003                      21         1.43        1.43          3.32
 Year ended 8/31/2002                      14         1.42        1.42          3.53
 Year ended 8/31/2001                       4         1.43        1.43          3.80
-----------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2005                      78         1.52        1.49          3.14
 Year ended 8/31/2004                      49         1.58        1.58          3.31
 Year ended 8/31/2003                      38         1.56        1.56          3.27
 Year ended 8/31/2002                      21         1.55        1.55          3.37
 Period from 3/19/2001 to 8/31/2001         3          .73         .73          1.55
-----------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2005                      42          .77         .74          3.86
 Year ended 8/31/2004                      16          .83         .83          4.04
 Year ended 8/31/2003                      10          .82         .82          4.03
 Year ended 8/31/2002                       7          .83         .83          4.14
 Period from 3/20/2001 to 8/31/2001         1          .42         .42          1.86

Tax-exempt income funds / Prospectus

                                           YEAR ENDED AUGUST 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       11%          8%         16%         11%          27%
OF SHARES


1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.
                                           Tax-exempt income funds / Prospectus

Appendix

MOODY'S INVESTORS SERVICE
MUNICIPAL LONG-TERM RATING DEFINITIONS

Moody's Investors Service ("Moody's") rates the long-term debt securities issued by U.S. municipal and tax-exempt entities from Aaa to C. Moody's appends the numerical modifiers 1, 2 and 3 in each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Ratings are described as follows:

Aaa -- Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa -- Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A -- Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa -- Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba -- Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B -- Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa -- Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca -- Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C -- Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

Standard & Poor's Corporation ("S&P") rates the long-term debt securities of various entities in categories ranging from AAA to D according to quality. The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

Tax-exempt income funds / Prospectus

AA -- An obligation rated AA differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                           Tax-exempt income funds / Prospectus

NOTES


                                       51

Tax-exempt income funds / Prospectus

NOTES

                                           Tax-exempt income funds / Prospectus

 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
          FOR 24                   American FundsLine/(R)/
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com
         Telephone conversations may be recorded or monitored for
         verification, recordkeeping and quality-assurance
         purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firms' reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospecuts. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The current SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to opt out of household mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.

[LOGO - recycled bug]




                                           Investment Company File No. 811-2421
                                           Investment Company File No. 811-8576
Printed on recycled paper                  Investment Company File No. 811-7888
MFGEPR-965-1105P Litho in USA              Investment Company File No. 811-4694
CGD/RRD/8020
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management      Capital International     Capital Guardian       Capital Bank and Trust

[logo - American Funds (r)]



                                         The right choice for the long term/(R)/




The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/



 PROSPECTUS
 ADDENDUM





 November 1, 2005









 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM/ Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for these funds.

Fees and expenses of the funds -- pages 11-13

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                           none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                            none





 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                               CLASS R-5
 THE TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------------------------------
 Management fees                                 0.29%
----------------------------------------------------------
 Distribution and/or service (12b-1) fees        none
----------------------------------------------------------
 Other expenses                                  0.13
----------------------------------------------------------
 Total annual fund operating expenses/1/         0.42
--------------------------------------------------------------------

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
--------------------------------------------------------------------
 Management fees                                 0.34%
----------------------------------------------------------
 Distribution and/or service (12b-1) fees        none
----------------------------------------------------------
 Other expenses                                  0.14
----------------------------------------------------------
 Total annual fund operating expenses/1/         0.48
--------------------------------------------------------------------

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------------------------------
 Management fees                                 0.30%
----------------------------------------------------------
 Distribution and/or service (12b-1) fees        none
----------------------------------------------------------
 Other expenses                                  0.14
----------------------------------------------------------
 Total annual fund operating expenses/1/         0.44
--------------------------------------------------------------------

 THE TAX-EXEMPT FUND OF CALIFORNIA
--------------------------------------------------------------------
 Management fees                                 0.36%
----------------------------------------------------------
 Distribution and/or service (12b-1) fees        none
----------------------------------------------------------
 Other expenses                                  0.12
----------------------------------------------------------
 Total annual fund operating expenses/1/         0.48
--------------------------------------------------------------------

1 The funds' investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the Financial Highlights tables and the audited financial statements in the funds' annual reports.

EXAMPLES

The examples below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that each fund's operating expenses remain the same as shown on the previous page. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:




                                          1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 Class R-5                                 $43    $    135   $235       $530
-------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 Class R-5                                  49         154    269        604
-------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
-------------------------------------------------------------------------------
 Class R-5                                  45         141    246        555
-------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------------------------------------------------
 Class R-5                                  49         154    269        604
-------------------------------------------------------------------------------

Purchase and exchange of shares -- pages 28-30

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the funds are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.

Sales charges -- pages 31-33

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

Financial highlights -- pages 41-48

The Financial Highlights tables are intended to help you understand each fund's results. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). The information for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America has been audited by PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP. The independent registered public accounting firms' reports, along with each fund's financial statements, are included in the statement of additional information for the funds, which is available upon request.



                                                    INCOME FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                gains (losses)
                                        Net asset               on securities
                                         value,       Net      (both realized   Total from
                                        beginning  investment        and        investment
                                        of period    income      unrealized)    operations
--------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA/1/
 Year ended 8/31/2005                    $12.51       $.53         $ .09           $.62
 Year ended 8/31/2004                     12.17        .55           .33            .88
 Year ended 8/31/2003                     12.41        .56          (.22)           .34
 Period from 7/15/2002 to 8/31/2002       12.33        .07           .08            .15
                                               DIVIDENDS AND DISTRIBUTIONS


                                        Dividends                       Total
                                        (from net   Distributions     dividends      Net asset
                                        investment      (from            and       value, end of  Total
                                         income)    capital gains)  distributions     period      return
----------------------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA/1/
 Year ended 8/31/2005                     $(.53)        $  --          $(.53)         $12.60      5.05%
 Year ended 8/31/2004                      (.54)           --           (.54)          12.51      7.34
 Year ended 8/31/2003                      (.56)         (.02)          (.58)          12.17      2.72
 Period from 7/15/2002 to 8/31/2002        (.07)           --           (.07)          12.41      1.23

                                                        Ratio of    Ratio of
                                                        expenses    expenses     Ratio of
                                         Net assets,   to average  to average      net
                                           end of      net assets  net assets     income
                                           period        before      after      to average
                                        (in millions)   waivers    waivers/3/   net assets
-------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA/1/
 Year ended 8/31/2005                        $65          .42%        .40%        4.25%
 Year ended 8/31/2004                         46          .43         .43         4.41
 Year ended 8/31/2003                         38          .44         .44         4.51
 Period from 7/15/2002 to 8/31/2002           37          .06         .06          .59



                                                 INCOME FROM INVESTMENT OPERATIONS/2/
                                                                  Net
                                                             gains (losses)
                                     Net asset               on securities               Dividends   Net asset
                                      value,       Net      (both realized   Total from  (from net    value,
                                     beginning  investment        and        investment  investment   end of    Total
                                     of period    income      unrealized)    operations   income)     period    return
------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/
 Year ended 7/31/2005                 $15.23       $.72         $ .37          $1.09       $(.71)     $15.61    7.27%
 Year ended 7/31/2004                  14.98        .75           .24            .99        (.74)      15.23    6.68
 Year ended 7/31/2003                  15.28        .80          (.31)           .49        (.79)      14.98    3.29
 Period from 7/15/2002 to 7/31/2002    15.30        .03          (.02)           .01        (.03)      15.28     .09

                                                     Ratio of     Ratio of
                                                    expenses to  expenses to
                                      Net assets,   average net  average net   Ratio of net
                                        end of        assets       assets         income
                                        period        before        after       to average
                                     (in millions)    waivers    waivers/3/     net assets
--------------------------------------------------------------------------------------------
CLASS R-5:
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1
 Year ended 7/31/2005                     $22          .48%         .46%          4.62%
 Year ended 7/31/2004                      27          .51          .51           4.90
 Year ended 7/31/2003                      14          .53          .53           5.19
 Period from 7/15/2002 to 7/31/2002         4          .02          .02            .23


                                                 INCOME FROM INVESTMENT OPERATIONS/2/
                                                                  Net
                                                             gains (losses)
                                     Net asset               on securities
                                      value,       Net      (both realized   Total from
                                     beginning  investment        and        investment
                                     of period    income      unrealized)    operations
-----------------------------------------------------------------------------------------
CLASS R-5:
LIMITED TERM TAX-EXEMPT FUND OF AMERICA/1/
 Year ended 7/31/2005                 $15.33       $.54         $ .01           $.55
 Year ended 7/31/2004                  15.17        .54           .16            .70
 Year ended 7/31/2003                  15.28        .56          (.11)           .45
 Period from 7/15/2002 to 7/31/2002    15.27        .02           .01            .03



                                     Dividends
                                     (from net     Net asset
                                     investment  value, end of  Total
                                      income)       period      return
------------------------------------------------------------------------
CLASS R-5:
LIMITED TERM TAX-EXEMPT FUND OF AMERICA
 Year ended 7/31/2005                  $(.54)       $15.34      3.63%
 Year ended 7/31/2004                   (.54)        15.33      4.63
 Year ended 7/31/2003                   (.56)        15.17      2.93
 Period from 7/15/2002 to 7/31/2002     (.02)        15.28       .23

                                                     Ratio of     Ratio of
                                                    expenses to  expenses to
                                      Net assets,   average net  average net   Ratio of net
                                        end of        assets       assets         income
                                        period        before        after       to average
                                     (in millions)    waivers    waivers/3/     net assets
--------------------------------------------------------------------------------------------
CLASS R-5:
LIMITED TERM TAX-EXEMPT FUND OF AMERICA/1/
 Year ended 7/31/2005                     $48          .44%         .42%          3.51%
 Year ended 7/31/2004                      50          .46          .44           3.49
 Year ended 7/31/2003                      40          .49          .44           3.61
 Period from 7/15/2002 to 7/31/2002        27          .02          .02            .16

                                                  INCOME FROM INVESTMENT OPERATIONS/2/
                                                                   Net
                                                              gains (losses)
                                      Net asset               on securities
                                       value,       Net      (both realized   Total from
                                      beginning  investment        and        investment
                                      of period    income      unrealized)    operations
------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT FUND OF CALIFORNIA/1/
 Year ended 8/31/2005                  $16.66       $.70         $ .24          $ .94
 Year ended 8/31/2004                   16.20        .72           .46           1.18
 Year ended 8/31/2003                   16.54        .72          (.34)           .38
 Period from 7/15/2002 to 8/31/2002     16.39        .09           .15            .24
                                             DIVIDENDS AND DISTRIBUTIONS


                                      Dividends                       Total
                                      (from net   Distributions     dividends      Net asset
                                      investment      (from            and       value, end of  Total
                                       income)    capital gains)  distributions     period      return
--------------------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT FUND OF CALIFORNIA/1/
 Year ended 8/31/2005                   $(.70)        $(.02)         $(.72)         $16.88      5.74%
 Year ended 8/31/2004                    (.72)           --           (.72)          16.66      7.40
 Year ended 8/31/2003                    (.72)           --           (.72)          16.20      2.29
 Period from 7/15/2002 to 8/31/2002      (.09)           --           (.09)          16.54      1.47

                                                      Ratio of    Ratio of
                                                      expenses    expenses     Ratio of
                                       Net assets,   to average  to average      net
                                         end of      net assets  net assets     income
                                         period        before      after      to average
                                      (in millions)   waivers    waivers/3/   net assets
-----------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT FUND OF CALIFORNIA/1/
 Year ended 8/31/2005                      $36          .48%        .45%        4.19%
 Year ended 8/31/2004                       15          .53         .53         4.38
 Year ended 8/31/2003                       12          .51         .51         4.37
 Period from 7/15/2002 to 8/31/2002         25          .06         .06          .55


(The Financial Highlights tables continue on the following page.)

                                            YEAR ENDED JULY 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES
 AMERICAN HIGH-INCOME      10%          6%          7%         12%          18%
MUNICIPAL BOND FUND

 LIMITED TERM
TAX-EXEMPT FUND OF         12          10          10           9           21
AMERICA



                                           YEAR ENDED AUGUST 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES
 THE TAX-EXEMPT BOND        9%          8%          8%          8%          21%
FUND OF AMERICA
 THE TAX-EXEMPT FUND       11           8          16          11           27
OF CALIFORNIA




1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.

3 The ratios in this column reflect the impact, if any, of certain waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statement in the fund's annual report for more information.

                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                      (THE TAX-EXEMPT FUND OF CALIFORNIA)

                                     Part B
                      Statement of Additional Information

                                November 1, 2005

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"), American High-Income Municipal Bond Fund, Inc. ("AHIM"), Limited Term Tax-Exempt Bond Fund of America ("LTEX") and The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California ("TEFCA") dated November 1, 2005. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                   The Tax-Exempt Bond Fund of America, Inc.
                 American High-Income Municipal Bond Fund, Inc.
                  Limited Term Tax-Exempt Bond Fund of America
                    The American Funds Tax-Exempt Series II
                      (The Tax-Exempt Fund of California)
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS


Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        4
Fundamental policies and investment restrictions. . . . . . . . . .       11
Management of the funds . . . . . . . . . . . . . . . . . . . . . .       19
Execution of portfolio transactions . . . . . . . . . . . . . . . .       46
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .       47
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       48
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       49
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       52
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       54
Sales charge reductions and waivers . . . . . . . . . . . . . . . .       56
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       59
Shareholder account services and privileges . . . . . . . . . . . .       60
General information . . . . . . . . . . . . . . . . . . . . . . . .       62
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       67
Financial statements




                       Tax-Exempt Income Funds -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund will not invest in securities that subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB or below by S&P and Baa or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax (including securities subject to alternative minimum tax).

..    The fund may invest, without limitation, in securities that may subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or below by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest at least 50% of its assets in debt securities rated
     BBB or below by S&P or Baa or below by Moody's or unrated but determined to be of equivalent quality.


                       Tax-Exempt Income Funds -- Page 2

..    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax and that do not subject fund shareholders to alternative minimum tax.

..    The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB by
     S&P or Baa by Moody's or unrated but determined to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced below BBB or Baa (or if unrated, when its quality falls below the equivalent of BBB or Baa).

..    The dollar-weighted average effective maturity of the fund's portfolio will be between 3 and 10 years.

..    The maximum dollar-weighted average nominal or stated maturity of the fund's portfolio will be 15 years.

..    The maximum effective maturity of any one security in the fund's portfolio will be 10 years.

..    The maximum nominal or stated maturity of any security in the fund's portfolio will be 25 years.

THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject fund shareholders to alternative minimum tax.

..    The fund may invest up to 20% of its assets in securities that may subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 65% of its assets in debt securities rated
     BBB or better by S&P or Baa or better by Moody's or unrated but determined to be of equivalent quality.


                       Tax-Exempt Income Funds -- Page 3

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."


THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND,
------------------------------------------------------------------------------
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA AND THE TAX-EXEMPT FUND OF
-----------------------------------------------------------------------
CALIFORNIA
----------

DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and may repay the amount borrowed periodically during the life of the security and at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or



                       Tax-Exempt Income Funds -- Page 4
     principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to


                       Tax-Exempt Income Funds -- Page 5
the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.


MUNICIPAL LEASE OBLIGATIONS -- The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.


INSURED MUNICIPAL BONDS -- The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. The credit rating of an insured municipal bond reflects the credit rating of the insurer, based on the insurer's claims-paying ability. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund's shares.


U.S. COMMONWEALTH OBLIGATIONS -- The funds may invest in obligations of the Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the funds' holdings in such obligations.


ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.


CASH AND CASH EQUIVALENTS -- These include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.


TEMPORARY INVESTMENTS -- The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from


                       Tax-Exempt Income Funds -- Page 6
abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.


FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. When the funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.


VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.


ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly. Keeping in mind each fund's objective, the investment adviser may increase each fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses.


ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


                       Tax-Exempt Income Funds -- Page 7

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


PRIVATE PLACEMENTS -- Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund's Board of Directors/Trustees.


RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the funds. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' Board of Directors/Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited. The funds do not currently intend to engage in this investment practice over the next 12 months.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, LIMITED TERM TAX-EXEMPT BOND FUND OF
------------------------------------------------------------------------------
AMERICA AND THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------------------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND AND THE TAX-EXEMPT FUND OF CALIFORNIA
------------------------------------------------------------------------------


CONCENTRATION OF INVESTMENTS -- The funds may invest more than 25% of their assets in industrial development bonds.


AHIM may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations


                       Tax-Exempt Income Funds -- Page 8
from revenue of similar projects. This may make AHIM more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price also may increase.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

MATURITY -- Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, a feature such as a put, call or sinking fund will be considered to the extent it results in a security whose market characteristics indicate a maturity of 10 years or less, even though the nominal or stated maturity may be beyond 10 years. The Investment Adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.


Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years. For purposes of determining nominal or stated maturity, the fund will consider only the techniques approved for such purposes by the staff of the Securities and Exchange Commission which currently do not include any call or sinking fund features but are limited to those described in rule 2a-7(d) under the Investment Company Act of 1940 applicable to money market funds.


THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------

RISK FACTORS RELATING TO CALIFORNIA DEBT OBLIGATIONS -- Because the fund invests primarily in securities issued by the State of California (the "State"), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.


A variety of events, such as economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California's municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State's economy.


California's economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. For example, events such as the State's budgetary problems combined with a decrease in tax revenues and an overall slowdown in the economy may adversely impact the fund. Since early 2001, California has faced severe financial challenges, which may continue for several years. The State experienced an economic recession in 2001 and a sluggish recovery in 2002, resulting in a serious erosion of its General Fund tax revenues. Although the State's 2005 Budget Act addressed part of the State's ongoing structural budget shortfall, the State Legislative Analyst's


                       Tax-Exempt Income Funds -- Page 9

Office as of the date of this statement of additional information predicts that, even assuming all savings in the current budget plan are achieved, the State will conclude its 2005-2006 fiscal year with a continued structural budget gap.



Such events can negatively impact the State's credit rating, make it more expensive for the State to borrow money, and impact municipal issuers' ability to pay their obligations. For example, in the past various nationally recognized statistical ratings organizations ("NRSROs") have lowered their ratings on California general obligation bonds, making it more expensive for the State to borrow money. Recently, NRSROs have increased such ratings. It is not currently possible to determine whether, or the extent to which, an NRSRO may change such ratings, either up or down, in the future.


California is the most populous state in the nation with a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the State's significant industries are sensitive to economic disruptions in their export markets. The State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.


Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limits ad valorem taxes on real property and restricts local taxing entities' ability to raise real property taxes) and 218 (limits local governments' ability to impose "property related" fees, assessments and taxes) have constrained local governments' ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


                       Tax-Exempt Income Funds -- Page 10

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year.

                                         FISCAL YEAR/PERIOD        PORTFOLIO TURNOVER RATE
--------------------------------------------------------------------------------------------
 TEBF                                           2005                          9%
                                                2004                          8
--------------------------------------------------------------------------------------------
 AHIM                                           2005                         10
                                                2004                          6
--------------------------------------------------------------------------------------------
 LTEX                                           2005                         12
                                                2004                         10
--------------------------------------------------------------------------------------------
 TEFCA                                          2005                         11
                                                2004                          8
--------------------------------------------------------------------------------------------


See "Financial highlights" in the prospectus for the funds' annual portfolio turnover for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;


                       Tax-Exempt Income Funds -- Page 11

4. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:


1. The fund may not invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction;


                       Tax-Exempt Income Funds -- Page 12

2. The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

4.   The fund may not issue senior securities, except as permitted by the 1940
Act.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

3. Purchase or sell real estate (including real estate limited partnerships) unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

4. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5. Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6. Make loans in an aggregate amount in excess of 33 1/3% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7. Issue senior securities, except as permitted under the Investment Company Act of 1940;

8. Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

9. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);


                       Tax-Exempt Income Funds -- Page 13

10. Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases; nor

11. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax. For this purpose, securities subject to federal alternative minimum tax are considered tax-exempt securities. In the alternative, the fund will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the Board of Directors, loans of portfolio securities as described under "Loans of Portfolio Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2. The fund will not invest more than 15% of the value of its net assets in illiquid securities;

3. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the Board of Directors;

4. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

5.   The fund may not issue senior securities, except as permitted by the 1940
Act.

For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


                       Tax-Exempt Income Funds -- Page 14

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:


 1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.  Invest in companies for the purpose of exercising control or management;

 7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

 8. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage; nor

10. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


                       Tax-Exempt Income Funds -- Page 15

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the 1940 Act, as amended.

3. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4. The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

5. The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

6.   The fund may not issue senior securities, except as permitted by the 1940
Act.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------

These restrictions provide that the fund may not:

1. Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

2. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

3. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

4. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;


                       Tax-Exempt Income Funds -- Page 16

5. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

6. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

7. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

8.   Invest in companies for the purpose of exercising control or management;

9. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

10. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

11. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S. government obligations are not considered to be part of any industry.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal and California income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal and California income tax.


For the purpose of the fund's investment restrictions, the identification of the issuer of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For purposes of Investment Restriction #9, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:


The fund may not:


1. Invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

2.   Invest more than 15% of its value of its net assets in illiquid securities.


                       Tax-Exempt Income Funds -- Page 17

3. Invest in securities of other investment companies, except as permitted by the 1940 Act, as amended.

4.   Issue senior securities, except as permitted by the 1940 Act.


                       Tax-Exempt Income Funds -- Page 18

                            MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS/TRUSTEES AND OFFICERS


                                              YEAR FIRST
                                                ELECTED                                           NUMBER OF PORTFOLIOS
                            POSITION         A DIRECTOR/                                            WITHIN THE FUND
                            WITH THE           TRUSTEE         PRINCIPAL OCCUPATION(S) DURING     COMPLEX/2/ OVERSEEN
     NAME AND AGE             FUNDS        OF THE FUNDS/1/             PAST FIVE YEARS            BY DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES/4/
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director/Trustee        1999         Corporate director and author;               14
 Jr.                                                          former U.S. Ambassador to Spain;
 Age: 71                                                      former Vice Chairman,
                                                              Knight-Ridder, Inc.
                                                              (communications company); former
                                                              Chairman and Publisher, The Miami
                                                                                      ---------
                                                              Herald
                                                              ------
------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director/Trustee   TEBF      1979    Private investor; former                     19
 Christie                                   AHIM      1994    President and CEO, The Mission
 Age: 72                                    LTEX      1993    Group (non-utility holding
                                            TEFCA     1986    company, subsidiary of Southern
                                                              California Edison Company)
------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Director/Trustee        1994         Chairman of the Board and CEO,               12
 Age: 56                                                      Ecovation, Inc. (organic waste
                                                              management)
------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Chairman of the    TEBF      1989    Chairman of the Board and CEO,               16
 Age: 70                 Board              AHIM      1994    Senior Resource Group LLC
                         (independent       LTEX      1993    (development and management of
                         and                TEFCA     1989    senior living communities)
                         Non-Executive)
                         and
                         Director/Trustee
------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Director/Trustee        1994         President and CEO, Fuller                    14
 Age: 59                                                      Consulting (financial management
                                                              consulting firm)
------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper         Director/Trustee        2005         President, Dumbarton Group LLC               15
 Age: 59                                                      (consulting); former Executive
                                                              Vice President - Policy and
                                                              Oversight, NASD
------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Director/Trustee   TEBF      1991    Chairman of the Board, AECOM                 13
 Age: 70                                    AHIM      1994    Technology Corporation
                                            LTEX      1993    (engineering, consulting and
                                            TEFCA     1991    professional technical services)
------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Director/Trustee        1999         Principal, The Sanchez Family                12
 Age: 62                                                      Corporation dba McDonald's
                                                              Restaurants (McDonald's licensee)

------------------------------------------------------------------------------------------------------------------------



                         OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE            BY DIRECTOR/TRUSTEE
-----------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES/4/
------------------------------------------------------
 Richard G. Capen,       Carnival Corporation
 Jr.
 Age: 71
-----------------------------------------------------
 H. Frederick            Ducommun Incorporated;
 Christie                IHOP Corporation;
 Age: 72                 Southwest Water Company
-----------------------------------------------------
 Diane C. Creel          Allegheny Technologies;
 Age: 56                 BF Goodrich;
                         Foster Wheeler Ltd.;
                         Teledyne Technologies
-----------------------------------------------------
 Martin Fenton           None
 Age: 70
-----------------------------------------------------
 Leonard R. Fuller       None
 Age: 59
-----------------------------------------------------
 R. Clark Hooper         None
 Age: 59
-----------------------------------------------------
 Richard G. Newman       Sempra Energy;
 Age: 70                 Southwest Water Company
-----------------------------------------------------
 Frank M. Sanchez        None
 Age: 62
-----------------------------------------------------




                       Tax-Exempt Income Funds -- Page 19

                                            YEAR FIRST         PRINCIPAL OCCUPATION(S)
                                             ELECTED            DURING PAST FIVE YEARS
                                           A DIRECTOR/            AND POSITIONS HELD         NUMBER OF PORTFOLIOS
                          POSITION           TRUSTEE           WITH AFFILIATED ENTITIES        WITHIN THE FUND
                          WITH THE        AND/OR OFFICER     OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN
    NAME AND AGE            FUNDS        OF THE FUNDS/1/             OF THE FUNDS            BY DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/5,6/
-------------------------------------------------------------------------------------------------------------------
 Don R. Conlan         TEFCA: Trustee          1996         President (retired), The                   5
 Age: 69                                                    Capital Group Companies, Inc.*

-------------------------------------------------------------------------------------------------------------------
 Brenda S. Ellerin     LTEX: President     LTEX     1997    Senior Vice President, Capital             1
 Age: 42               and Trustee         TEBF     1999    Research Company*
                       TEBF: Senior        AHIM     2001
                       Vice President
                       AHIM: Vice
                       President
-------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine    AHIM, LTEX and     TEBF      1979    Senior Vice President and                 12
 Age: 75               TEBF: Vice         AHIM      1994    Director, Capital Research and
                       Chairman and       LTEX      1993    Management Company
                       Director/Trustee   TEFCA     1986

                       TEFCA:
                       President and
                       Trustee
-------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Vice Chairman      TEBF      1986    Executive Vice President and              16
 Age: 56               and Director/      AHIM      1994    Director, Capital Research and
                       Trustee            LTEX      1993    Management Company; Director,
                                          TEFCA     1986    The Capital Group Companies,
                                                            Inc.*
-------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg      TEBF: President    TEBF      1985    Vice President - Investment                1
 Age: 52               and Director       AHIM      1994    Management Group, Capital
                                          LTEX      1993    Research and Management
                       AHIM, LTEX and     TEFCA     1986    Company
                       TEFCA: Senior
                       Vice President

-------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald     AHIM: President    AHIM      1996    Senior Vice President and                  1
 Age: 46               and Director                         Director, Capital Research and
                                                            Management Company
-------------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE           BY DIRECTOR/TRUSTEE
---------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/5,6/
----------------------------------------------------
 Don R. Conlan         None
 Age: 69
---------------------------------------------------
 Brenda S. Ellerin     None
 Age: 42
---------------------------------------------------
 Abner D. Goldstine    None
 Age: 75
---------------------------------------------------
 Paul G. Haaga, Jr.    None
 Age: 56
---------------------------------------------------
 Neil L. Langberg      None
 Age: 52
---------------------------------------------------
 Mark R. Macdonald     None
 Age: 46
---------------------------------------------------





                       Tax-Exempt Income Funds -- Page 20

 [This page is intentionally left blank for this filing.]

                       Tax-Exempt Income Funds -- Page 21

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                              POSITION         YEAR FIRST ELECTED                 PAST FIVE YEARS AND POSITIONS HELD
                              WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
     NAME AND AGE               FUNDS            OF THE FUNDS/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Hoag          AHIM: Executive Vice   AHIM         1997    Senior Vice President, Capital Research Company*
 Age: 40                      President
-----------------------------------------------------------------------------------------------------------------------------------
 Edward B. Nahmias      AHIM, TEBF and TEFCA:  AHIM         1999    Executive Vice President and Director, Capital Research
 Age: 53                   Vice President      TEBF         2004    Company*
                                               TEFCA        2001
-----------------------------------------------------------------------------------------------------------------------------------
 Kristine M.               Vice President             2003          Vice President and Counsel - Fund Business Management Group,
 Nishiyama                                                          Capital Research and Management Company; Vice President and
 Age: 35                                                            Counsel, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Karl J. Zeile          LTEX: Vice President          2004          Vice President and Director, Capital Research Company*
 Age: 38
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams            Secretary        TEBF         1982    Vice President - Fund Business Management Group, Capital
 Age: 57                                       AHIM         1994    Research and Management Company
                                               LTEX         1993
                                               TEFCA        1986
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley            Treasurer               2003          Vice President - Fund Business Management Group, Capital
 Age: 37                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick     Assistant Secretary          1994          Assistant Vice President - Fund Business Management Group,
 Age: 41                                                            Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman       Assistant Treasurer          2001          Vice President - Fund Business Management Group, Capital
 Age: 35                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.

1 Directors/Trustees and officers of the funds serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Director/Trustee as a director of a public company or a registered investment company.

4 A "Non-interested" Director/Trustee refers to a Director/Trustee who is not an "interested person" within the meaning of the 1940 Act, on the basis of his or her affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter). The listed individual may not be a Director/Trustee of all funds listed for him or her, but rather may be an officer of one or more such funds.



                       Tax-Exempt Income Funds -- Page 22

6 All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS/TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                       Tax-Exempt Income Funds -- Page 23

FUND SHARES OWNED BY DIRECTORS/TRUSTEES AS OF DECEMBER 31, 2004



                                                               AGGREGATE DOLLAR RANGE/1/
                                                                       OF SHARES
                                                                  OWNED IN ALL FUNDS
                                                                 WITHIN AMERICAN FUNDS
                              DOLLAR RANGE/1/ OF FUND               FAMILY OVERSEEN
         NAME                       SHARES OWNED                  BY DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES
-----------------------------------------------------------------------------------------
 Richard G. Capen,            TEBF               None                Over $100,000
 Jr.                          AHIM               None
                              LTEX               None
                             TEFCA               None

-----------------------------------------------------------------------------------------
 H. Frederick                 TEBF          Over $100,000            Over $100,000
 Christie                     AHIM               None
                              LTEX               None
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 Diane C. Creel               TEBF           $1 - $10,000          $10,001 - $50,000
                              AHIM           $1 - $10,000
                              LTEX           $1 - $10,000
                             TEFCA           $1 - $10,000
-----------------------------------------------------------------------------------------
 Martin Fenton                TEBF         $1 - $10,000/2/           Over $100,000
                              AHIM             None/2/
                              LTEX             None/2/
                             TEFCA        $50,001 - $100,000
-----------------------------------------------------------------------------------------
 Leonard R. Fuller            TEBF               None              $50,001 - $100,000
                              AHIM               None
                              LTEX               None
                             TEFCA               None
-----------------------------------------------------------------------------------------
 R. Clark Hooper              TEBF             None/3/           $10,001 - $50,000/4/
                              AHIM               None
                              LTEX               None
                             TEFCA               None
-----------------------------------------------------------------------------------------
 Richard G. Newman            TEBF        $10,001 - $50,000          Over $100,000
                              AHIM        $10,001 - $50,000
                              LTEX        $10,001 - $50,000
                             TEFCA        $10,001 - $50,000
-----------------------------------------------------------------------------------------
 Frank M. Sanchez             TEBF           $1 - $10,000          $10,001 - $50,000
                              AHIM           $1 - $10,000
                              LTEX           $1 - $10,000
                             TEFCA           $1 - $10,000
-----------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/5/
-----------------------------------------------------------------------------------------
 Don R. Conlan                TEBF               N/A                 Over $100,000
                              AHIM               N/A
                              LTEX               N/A
                             TEFCA           $1 - $10,000
-----------------------------------------------------------------------------------------
 Brenda S. Ellerin            TEBF               N/A                 Over $100,000
                              AHIM               N/A
                              LTEX          Over $100,000
                             TEFCA               N/A
-----------------------------------------------------------------------------------------
 Abner D. Goldstine           TEBF          Over $100,000            Over $100,000
                              AHIM        $10,001 - $50,000
                              LTEX        $50,001 - $100,000
                             TEFCA        $10,001 - $50,000
-----------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.           TEBF          Over $100,000            Over $100,000
                              AHIM          Over $100,000
                              LTEX          Over $100,000
                             TEFCA          Over $100,000
-----------------------------------------------------------------------------------------
 Neil L. Langberg             TEBF        $10,001 - $50,000       $10,001 -  $50,000
                              AHIM               N/A
                              LTEX               N/A
                             TEFCA               N/A
-----------------------------------------------------------------------------------------
 Mark R. Macdonald            TEBF               N/A                 Over $100,000
                              AHIM          Over $100,000
                              LTEX               N/A
                             TEFCA               N/A
-----------------------------------------------------------------------------------------




                       Tax-Exempt Income Funds -- Page 24

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. N/A indicates that the listed individual is not a Director/Trustee of a particular fund. The amounts listed for "interested" Directors/Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Dollar range of shares owned was $10,001 - $50,000, as of October 26, 2005.
3 R. Clark Hooper was elected a Director/Trustee of the funds subsequent to December 31, 2004. The dollar range of shares owned by Ms. Hooper in TEBF was $10,001 - $50,000, as of September 1, 2005.
4 Ms. Hooper has been a Board member of a fund within the American Funds family since 2003. If the shares she has acquired subsequent to December 31, 2004 were considered, the range for Ms. Hooper would have been $50,001 - $100,000, as of September 1, 2005.
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

BOARD COMPENSATION -- No compensation is paid by the funds to any officer or Director/Trustee who is a director, officer or employee of the investment adviser or its affiliates. Certain of the funds' unaffiliated Directors/Trustees may also serve as Board or Committee members for other American Funds whose Boards or Committees meet jointly with those of AHIM, LTEX, TEBF and TEFCA. The funds typically pay each Non-interested Director/Trustee an annual fee of $1,500 for AHIM, $1,500 for LTEX, $3,000 for TEBF and $1,500 for TEFCA. If the aggregate annual fees paid to a Non-interested Director/Trustee by all funds advised by the investment adviser is less than $50,000, that Non-interested Director/Trustee would be eligible for a $50,000 alternative fee. This alternative fee is paid by those funds for which the Non-interested Director/Trustee serves as a Director or Trustee on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a Director/Trustee to oversee even one fund.


                       Tax-Exempt Income Funds -- Page 25

In addition, Non-interested Directors/Trustees receive the following attendance fees: (a) $2,520 for each Board or Contracts Committee meeting, (b) $1,200 for each Nominating and Governance Committee meeting and (c) an annual fee of $5,040 for attending all Audit Committee meetings. TEBF, AHIM, LTEX and TEFCA and the other American Funds whose Boards and Committees meet jointly with those of TEBF, AHIM, LTEX and TEFCA each pay an equal portion of these attendance fees.


From time to time, the funds' Audit Committee meets jointly with all other American Funds audit committees. For these meetings, Non-interested Directors/Trustees receive an attendance fee of $2,000. This amount is shared equally by the funds on whose audit committee the Non-interested Director/Trustee serves.

The Nominating and Governance Committee of the Board of Directors/Trustees, a Committee comprised exclusively of Directors/Trustees not affiliated with the investment adviser, reviews Director/Trustee compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating and Governance Committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data.


No pension or retirement benefits are accrued as part of fund expenses. The Directors/Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Non-interested Directors/Trustees.



DIRECTOR/TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31 OR AUGUST 31, 2005/*/

                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                           COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                FROM THE FUNDS
-----------------------------------------------------------------------------------
 Richard G. Capen,          $5,199      TEBF                  $140,700/4/
 Jr./3/                      3,699      AHIM                   140,700/5/
                             3,699      LTEX
                             3,699      TEFCA
-----------------------------------------------------------------------------------
 H. Frederick               $5,295      TEBF                  $322,700/4/
 Christie/3/                 3,795      AHIM                   322,700/5/
                             3,795      LTEX
                             3,795      TEFCA
-----------------------------------------------------------------------------------
 Diane C. Creel/3/          $6,555      TEBF                  $79,430/4/
                             5,265      AHIM                   79,430/5/
                             5,265      LTEX
                             5,055      TEFCA
-----------------------------------------------------------------------------------
 Martin Fenton/3/           $6,300      TEBF                  $264,690/4/
                             5,430      AHIM                   264,690/5/
                             5,430      LTEX
                             4,800      TEFCA
-----------------------------------------------------------------------------------
 Leonard R. Fuller/3/       $5,199      TEBF                  $190,700/4/
                             3,699      AHIM                   190,700/5/
                             3,699      LTEX
                             3,699      TEFCA
-----------------------------------------------------------------------------------
 R. Clark Hooper/6/         $  750      TEBF                  $14,376/4/
                               250      AHIM                   18,756/5/
                               250      LTEX
                               375      TEFCA
-----------------------------------------------------------------------------------
 Richard G. Newman          $6,177      TEBF                  $155,430/4/
                             5,307      AHIM                   154,430/5/
                             5,307      LTEX
                             5,097      TEFCA
-----------------------------------------------------------------------------------
 Frank M. Sanchez           $6,472      TEBF                  $80,340/4/
                             5,184      AHIM                   80,340/5/
                             5,184      LTEX
                             4,972      TEFCA
-----------------------------------------------------------------------------------



                       Tax-Exempt Income Funds -- Page 26

* The Tax-Exempt Bond Fund of America's and The Tax-Exempt Fund of California's fiscal year ends on August 31. American High-Income Municipal Bond Fund's and Limited Term Tax-Exempt Bond Fund of America's fiscal year ends on July 31.
1 Amounts may be deferred by eligible Directors/Trustees under a nonqualified deferred compensation plan adopted by the funds in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors/Trustees. Compensation for the fiscal years ended July 31, 2005 and August 31, 2005, includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.

3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2005 fiscal year for participating Directors/Trustees is as follows:
  TEBF - Richard G. Capen, Jr. ($25,624), H. Frederick Christie ($16,032), Diane
  C. Creel ($27,035), Martin Fenton ($24,266) and Leonard R. Fuller ($32,913);
  and
  AHIM - Richard G. Capen, Jr. ($18,122), H. Frederick Christie ($10,883), Diane
  C. Creel ($14,667), Martin Fenton ($7,542) and Leonard R. Fuller ($14,838);
  and
  LTEX - Richard G. Capen, Jr. ($18,122), H. Frederick Christie ($10,319), Diane
  C. Creel ($15,111), Martin Fenton ($19,310) and Leonard R. Fuller ($14,849);
  and
  TEFCA - Richard G. Capen, Jr. ($19,624), H. Frederick Christie ($8,259), Diane
  C. Creel ($15,983), Martin Fenton ($20,563) and Leonard R. Fuller ($14,873).

  Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Directors/Trustees.

4 For the fiscal year ended July 31, 2005.
5 For the fiscal year ended August 31, 2005.

6 Ms. Hooper began serving as a Trustee on June 22, 2005.

As of October 1, 2005, the officers and Directors/Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS/TRUSTEES

Each fund is an open-end, diversified management investment company. The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund were each organized as a Maryland corporation on July 20, 1979 and June 14, 1994, respectively. Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California were each organized as a Massachusetts business trust on July 12, 1993 and May 30, 1986, respectively. All fund


                       Tax-Exempt Income Funds -- Page 27
operations are supervised by the funds' Board of Directors/Trustees which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business affairs of a fund is managed under the direction of the Board of Directors, and all powers of a fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or a fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of a fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the funds as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the funds.


The funds have several different classes of shares including Class A, B, C, F and R-5. Class R-5 shares are available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors/Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of a fund's shares, a fund will hold a meeting at which any member of the Board could be removed by a majority vote.


SHAREHOLDER AND DIRECTOR/TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where LTEX and TEFCA were organized as trusts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust of each of LTEX and TEFCA contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that


                       Tax-Exempt Income Funds -- Page 28
notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or Trustees. The Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under each Articles of Incorporation or Declaration of Trust of the funds, the Directors/Trustees or officers are not liable for actions or failure to act; however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its Directors/Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


COMMITTEES OF THE BOARD OF DIRECTORS/TRUSTEES -- The funds have an Audit Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The Committee acts as a liaison between the funds' independent registered public accounting firm and the full Board of Directors/Trustees. TEBF and TEFCA had three Audit Committee meetings and AHIM and LTEX had five Audit Committee meetings during the 2005 fiscal year.


The funds have a Contracts Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors/Trustees on these matters. One Contracts Committee meeting was held during the 2005 fiscal year.


The funds have a Nominating and Governance Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as each Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors/Trustees. The Committee also evaluates, selects and nominates Non-interested Director/Trustee candidates to each full Board of Directors/Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Boards. Such suggestions must be sent in writing to the Nominating and Governance Committee of the funds, addressed to the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Three Nominating and Governance Committee meetings were held during the 2005 fiscal year.


                       Tax-Exempt Income Funds -- Page 29

PROXY VOTING PROCEDURES AND GUIDELINES -- The funds and their investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds, Endowments and American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180 or (b) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.


     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.


                       Tax-Exempt Income Funds -- Page 30

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2005. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.


THE TAX-EXEMPT BOND FUND OF AMERICA



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        16.47%
 201 Progress Parkway                                Class B        10.57
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B         7.96
 4800 Deer Lake Drive East, Floor 2                  Class C        15.44
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         5.82
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------
 CGTC                                                Class R-5      22.06
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------



                       Tax-Exempt Income Funds -- Page 31

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        21.70%
 201 Progress Parkway                                Class B        16.50
 Maryland Heights, MO 63043-3009                     Class C         7.46
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class A         5.09
 333 W. 34th Street                                  Class B         6.72
 New York, NY 10001-2402                             Class C         6.90
----------------------------------------------------------------------------
 MLPF&S                                              Class B        10.02
 4800 Deer Lake Drive East, Floor 2                  Class C        15.83
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 CGTC                                                Class R-5      47.46
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        16.47%
 201 Progress Parkway                                Class B        10.57
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B         7.96
 4800 Deer Lake Drive East, Floor 2                  Class C        15.44
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         5.82
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------
 CGTC                                                Class R-5      22.06
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------





THE TAX-EXEMPT FUND OF CALIFORNIA



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        12.31%
 201 Progress Parkway                                Class B         6.23
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B        16.72
 4800 Deer Lake Drive East, Floor 2                  Class C        29.98
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Dean Witter Reynolds                                Class B         5.38
 3 Harborside Plaza, 6th Floor
 Jersey City, NJ 07311-3907
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         5.99
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------
 CGTC                                                Class R-5      36.93
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------



                       Tax-Exempt Income Funds -- Page 32

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the funds and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.


COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may manage assets in other mutual funds advised by Capital Research and Management Company.


Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total returns to relevant benchmarks over both the most recent


                       Tax-Exempt Income Funds -- Page 33
year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California portfolio counselors are measured include:



     The Tax-Exempt Bond Fund of America -- Lipper General Municipal Debt Funds Average;

     American High-Income Municipal Bond Fund -- Lipper High Yield Municipal Debt Funds Average;

     Limited Term Tax-Exempt Bond Fund of America -- Lipper Intermediate Municipal Debt Funds Average; and

     The Tax-Exempt Fund of California -- Lipper California Municipal Debt Funds Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the funds. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.


THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2005 FOR AHIM AND LTEX AND AUGUST 31, 2005 FOR TEBF AND TEFCA:




                                        NUMBER             NUMBER
                                       OF OTHER           OF OTHER           NUMBER
                                      REGISTERED           POOLED           OF OTHER
                                      INVESTMENT         INVESTMENT         ACCOUNTS
                                   COMPANIES (RICS)    VEHICLES (PIVS)        THAT
                                         THAT               THAT            PORTFOLIO
                                      PORTFOLIO           PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR           COUNSELOR          MANAGES
                      OF FUND          MANAGES             MANAGES         (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS     (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/      IN BILLIONS)     IN BILLIONS)/3/
------------------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
------------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       4       $3.3/4/       None              None
 Ellerin              $500,000
------------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $3.8/4/       None              None
                      $50,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $3.8/4/       None              None
                      $500,000
------------------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       4       $5.7/4/       None              None
 Ellerin              $500,000
------------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $6.2/4/       None              None
                      $50,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $6.2/4/       None              None
                      $500,000
------------------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
------------------------------------------------------------------------------------------
 Brenda S.           $100,001 -       4       $6.2/4/       None              None
 Ellerin              $500,000
------------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $6.7/4/       None              None
                      $50,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $6.7/4/       None              None
                      $500,000
------------------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
------------------------------------------------------------------------------------------
 Neil L. Langberg    $10,001 -        3       $7.0/4/       None              None
                      $50,000
------------------------------------------------------------------------------------------
 Edward B.           $100,001 -       2       $0.5/4/       None              None
 Nahmias              $500,000
------------------------------------------------------------------------------------------
 Karl J. Zeile       $100,001 -       3       $7.0/4/       None              None
                      $500,000
------------------------------------------------------------------------------------------




                       Tax-Exempt Income Funds -- Page 34

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s).
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
4 Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreements (the "Agreements") between the funds and the investment adviser will continue in effect until May 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Directors/Trustees, or by the vote of a majority (as defined in the 1940 Act) of the


                       Tax-Exempt Income Funds -- Page 35
outstanding voting securities of the relevant fund, and (b) the vote of a majority of Directors/ Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Non-interested Directors/Trustees; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.


THE TAX-EXEMPT BOND FUND OF AMERICA: The investment adviser receives a monthly fee based on the following rates and net asset levels:


                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.13                   6,000,000,000
------------------------------------------------------------------------------



                       Tax-Exempt Income Funds -- Page 36

The Agreement also provides for fees based on monthly gross investment income at the following rates:


                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------
            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333                  8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333
-----------------------------------------------------------------------------------


Assuming net assets of $4.2 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.26%, 0.28%, 0.30%, 0.32% and
0.34%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


For the fiscal year ended August 31, 2005, the investment adviser was entitled to receive from the fund management fees of $11,108,000. As a result of the management fee waiver described below, for the year ended August 31, 2005, the fee shown on the accompanying financial statements of $11,108,000 was reduced by $797,000 to $10,311,000. For the fiscal years ended August 31, 2004 and 2003, management fees paid by the fund amounted to $10,420,000 and $9,983,000, respectively.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND: The investment adviser receives a monthly fee based on the following rates and net asset levels:


                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000
------------------------------------------------------------------------------


The Agreement also provides for fees based on monthly gross investment income at the following rates:


                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------
            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------



                       Tax-Exempt Income Funds -- Page 37

Assuming net assets of $1.6 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.29%, 0.31%, 0.34%, 0.36% and
0.39%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.


For the fiscal year ended July 31, 2005, the investment adviser was entitled to receive from the fund management fees of $5,087,000. As a result of the management fee waiver described below, for the year ended July 31, 2005, the fee shown on the accompanying financial statements of $5,087,000 was reduced by $324,000 to $4,763,000. For the fiscal years ended July 31, 2004 and 2003, management fees paid by the fund amounted to $4,498,000 and $3,880,000, respectively.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA: The investment adviser receives a monthly fee based on the following rates and net asset levels:


                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.18                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.15                   1,000,000,000
------------------------------------------------------------------------------


The Agreement also provides for fees based on monthly gross investment income at the following rates:


                        Monthly gross investment income



          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333
------------------------------------------------------------------------------




                       Tax-Exempt Income Funds -- Page 38

Assuming net assets of $1.1 billion and gross income levels of 2%, 3%, 4%, 5% and 6%, management fees would be 0.24%, 0.27%, 0.30%, 0.33% and 0.35%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.


For the fiscal year ended July 31, 2005, the investment adviser was entitled to receive from the fund management fees of $3,251,000. As a result of the management fee waiver described below, for the year ended July 31, 2005, the fee shown on the accompanying financial statements of $3,251,000 was reduced by $204,000 to $3,047,000. For the fiscal years ended July 31, 2004 and 2003, management fees paid by the fund amounted to $3,030,000 and $2,321,000, respectively.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


THE TAX-EXEMPT FUND OF CALIFORNIA: The investment adviser receives a monthly fee based on the following rates and net asset levels:


                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000
------------------------------------------------------------------------------


The Agreement also provides for fees based on monthly gross investment income at the following rates:


                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------
            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------


Assuming net assets of $1.0 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7% management fees would be 0.30%, 0.33%, 0.36%, 0.38% and 0.41%, respectively.


                       Tax-Exempt Income Funds -- Page 39

For the fiscal year ended August 31, 2005, the investment adviser was entitled to receive from the fund management fees of $2,988,000. As a result of the management fee waiver described below, for the year ended August 31, 2005, the fee shown on the accompanying financial statements of $2,988,000 was reduced by $218,000 to $2,770,000. For the fiscal years ended August 31, 2004 and 2003, management fees paid by the fund amounted to $2,486,000 and $2,349,000, respectively.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


FEE WAIVER:   For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the funds.


ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the "Administrative Agreement") between each fund and the investment adviser relating to the funds' Class C, F and R-5 shares will continue in effect until May 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors/Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of Directors/ Trustees who are not interested persons of such fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the relevant fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the funds' Class C, F and R-5 shares. The investment adviser contracts with third parties, including American Funds Service Company, the funds' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the funds' applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between


                       Tax-Exempt Income Funds -- Page 40
each fund and American Funds Service Company. The investment adviser also receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class (excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets of Class R-5 shares. This fee is subject to the same uses and limitations described above.


During the 2005 fiscal years, administrative services fees were:

                                                  ADMINISTRATIVE
                                                    SERVICES FEE
----------------------------------------------------------------
         TEBF                     CLASS C             $212,000
                                  CLASS F              238,000
                                 CLASS R-5              56,000
                          --------------------------------------
         AHIM                     CLASS C              129,000
                                  CLASS F              102,000
                                 CLASS R-5              28,000
                          --------------------------------------
         LTEX                     CLASS C              161,000
                                  CLASS F               56,000
                                 CLASS R-5              52,000
                          --------------------------------------
        TEFCA                     CLASS C               86,000
                                  CLASS F               37,000
                                 CLASS R-5              24,000
----------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of each fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by each fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. Each fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. Each fund pays the Principal Underwriter for


                       Tax-Exempt Income Funds -- Page 41
advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, each fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                              COMMISSIONS,              ALLOWANCE OR
                                                                REVENUE                 COMPENSATION
                                           FISCAL YEAR      OR FEES RETAINED             TO DEALERS
------------------------------------------------------------------------------------------------------------
                 CLASS A
                                              2005             TEBF  $1,954,000          TEBF    $7,543,000
                                                               AHIM     977,000          AHIM     3,723,000
                                                               LTEX     412,000          LTEX     1,551,000
                                                              TEFCA     635,000         TEFCA     2,453,000

                                              2004             TEBF   1,575,000          TEBF     6,044,000
                                                               AHIM     837,000          AHIM     3,260,000
                                                               LTEX     521,000          LTEX     2,023,000
                                                              TEFCA     374,000         TEFCA     1,423,000
                                              2003             TEBF   1,732,000          TEBF     6,601,000
                                                               AHIM     777,000          AHIM     2,958,000
                                                               LTEX     759,000          LTEX     2,941,000
                                                              TEFCA     398,000         TEFCA     1,501,000
                 CLASS B
                                              2005             TEBF      54,000          TEBF       368,000
                                                               AHIM      43,000          AHIM       272,000
                                                               LTEX      17,000          LTEX        95,000
                                                              TEFCA      14,000         TEFCA        97,000
                                              2004             TEBF     109,000          TEBF       625,000
                                                               AHIM      79,000          AHIM       487,000
                                                               LTEX      71,000          LTEX       302,000
                                                              TEFCA      26,000         TEFCA       163,000
                                              2003             TEBF     315,000          TEBF     1,674,000
                                                               AHIM     164,000          AHIM       962,000
                                                               LTEX     226,000          LTEX     1,394,000
                                                              TEFCA      62,000         TEFCA       339,000
                 CLASS C                      2005             TEBF  $       --          TEBF       514,000
                                                               AHIM          --          AHIM       293,000
                                                               LTEX      37,000          LTEX       204,000
                                                              TEFCA          --         TEFCA       317,000
                                              2004             TEBF     102,000          TEBF       381,000
                                                               AHIM      38,000          AHIM       288,000
                                                               LTEX     193,000          LTEX       321,000
                                                              TEFCA      26,000         TEFCA       194,000
                                              2003             TEBF     139,000          TEBF       568,000
                                                               AHIM          --          AHIM       321,000
                                                               LTEX       5,000          LTEX       692,000
                                                              TEFCA       6,000         TEFCA       233,000
------------------------------------------------------------------------------------------------------------



                       Tax-Exempt Income Funds -- Page 42

Each fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Directors/Trustees and separately by a majority of the Directors/Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreements. Potential benefits of the Plans to the funds include quality shareholder services; savings to the funds in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of Directors/Trustees who are not "interested persons" of the fund are committed to the discretion of the Directors/Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Directors/Trustees.


Under the Plans, each fund may annually expend: (a) for Class A shares, up to 0.25% (up to 0.30% in the case of AHIM and LTEX) of its average daily net assets attributable to Class A shares, (b) for Class B shares, up to 1.00% of its average daily net assets attributable to Class B shares, (c) for Class C shares, up to 1.00% of its average daily net assets attributable to Class C shares, and
(d) for Class F shares, up to 0.50% of its average daily net assets attributable to Class F shares, to finance any activity primarily intended to result in the sale of fund shares, provided each fund's Board of Directors/Trustees has approved the category of expenses for which payment is being made. The funds have not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 assets.


For Class A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees paid to qualified dealers, and (b) up to the amount allowable under each fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more


                       Tax-Exempt Income Funds -- Page 43
purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of the funds' most recent fiscal year, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $3,721,000 for TEBF, $1,513,000 for LTEX and $458,000 for TEFCA.


For Class B shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees paid to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2005 fiscal year, total 12b-1 expenses, and the portion of the expense that remained unpaid, were:


                                                                       12B-1 UNPAID LIABILITY
                                              12B-1 EXPENSES                 OUTSTANDING
--------------------------------------------------------------------------------------------------
               CLASS A                        TEBF    $8,212,000           TEBF     $1,418,000
                                              AHIM     3,725,000           AHIM        450,000
                                              LTEX     2,503,000           LTEX        246,000
                                             TEFCA     1,770,000          TEFCA        291,000

--------------------------------------------------------------------------------------------------
               CLASS B                        TEBF     1,189,000           TEBF        139,000
                                              AHIM       634,000           AHIM         68,000
                                              LTEX       520,000           LTEX         51,000
                                             TEFCA       234,000          TEFCA         26,000

--------------------------------------------------------------------------------------------------
               CLASS C                        TEBF     1,466,000           TEBF        296,000
                                              AHIM       811,000           AHIM        141,000
                                              LTEX     1,057,000           LTEX        160,000
                                             TEFCA       616,000          TEFCA        117,000

--------------------------------------------------------------------------------------------------
               CLASS F                        TEBF       406,000           TEBF        128,000
                                              AHIM       162,000           AHIM         34,000
                                              LTEX        92,000           LTEX         16,000
                                             TEFCA        64,000          TEFCA         22,000

--------------------------------------------------------------------------------------------------




                       Tax-Exempt Income Funds -- Page 44

OTHER COMPENSATION TO DEALERS -- As of January 2005, the top dealers that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney


                       Tax-Exempt Income Funds -- Page 45

     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the funds' portfolio transactions. Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


THE TAX-EXEMPT BOND FUND OF AMERICA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2005, 2004 and 2003 fiscal years amounted to $2,539,000, 1,198,000 and $2,367,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity increased between the 2004 and 2005 fiscal years, resulting in an increase in brokerage commissions/concessions paid on portfolio transactions.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2005, 2004 and 2003 fiscal years amounted to $1,139,000, $876,000 and
$1,006,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity increased between the 2004 and 2005 fiscal years, resulting in an increase in brokerage commissions/concessions paid on portfolio transactions.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2005, 2004 and 2003 fiscal years amounted to $347,000, $459,000 and $1,483,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity decreased between the 2003 and 2005 fiscal years, resulting in a decrease in brokerage commissions/concessions paid on portfolio transactions.


THE TAX-EXEMPT FUND OF CALIFORNIA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2005, 2004 and 2003 fiscal years amounted to $1,198,000, $420,000 and $461,000, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity increased between the 2003 and 2005 fiscal years, resulting in an increase in brokerage commissions/concessions paid on portfolio transactions.


                       Tax-Exempt Income Funds -- Page 46

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' Board of Directors/Trustees and compliance will be periodically assessed by the Board in connection with reporting from the funds' Chief Compliance Officer.


Under these policies and procedures, each fund's complete list of portfolio holdings required for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. Affiliates of the funds (including the funds' Board members and officers, and certain personnel of the funds' investment adviser and its affiliates) and certain service providers (such as the funds' custodian and outside counsel) who require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.


Affiliated persons of the funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.


Subject to Board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the funds' investment adviser. In exercising its authority, the Investment Committee determines whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes), helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.


                       Tax-Exempt Income Funds -- Page 47

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the funds has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.


                       Tax-Exempt Income Funds -- Page 48

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the funds' shares into U.S. dollars at the prevailing market rates.


Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the funds' Board. Subject to Board oversight, the funds' Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the funds' investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation Committee based upon what the funds might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


2. Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized


                       Tax-Exempt Income Funds -- Page 49
capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.


To avoid federal excise taxes, the Code requires each fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.


Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends derived from this interest may be taxable to you, and you may need to file an amended tax return.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS -- By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS -- Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in each fund.

     A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.


SHAREHOLDER TAXATION -- Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


Distributions by each fund result in a reduction in the net asset value of each fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


                       Tax-Exempt Income Funds -- Page 50

Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.


Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.


If a shareholder exchanges or otherwise disposes of shares of a fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).


Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.


Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.


Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


Each fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has


                       Tax-Exempt Income Funds -- Page 51
previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)


                       Tax-Exempt Income Funds -- Page 52

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

All investments are subject to the purchase minimums and maximums described in the prospectus. The funds and the Principal Underwriter reserve the right to reject any purchase order. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions. Tax-exempt funds in general should not serve as retirement plan investments.


The Principal Underwriter will not knowingly sell shares of the funds directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of a fund without the consent of a majority of the fund's Board.


EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).


FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.


                       Tax-Exempt Income Funds -- Page 53

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.


                                 SALES CHARGES

CLASS A PURCHASES


     PURCHASES BY CERTAIN 403(B) PLANS

     Tax-exempt funds in general should not serve as retirement plan investments.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3) currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds,


                       Tax-Exempt Income Funds -- Page 54
          plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     EDWARD JONES FREE SWITCH PROGRAM

     Eligible clients of broker-dealer Edward Jones may purchase Class A shares at net asset value under the terms of the Edward Jones Free Switch program. The program applies to purchases initiated within the 90-day period beginning August 19, 2005, and ending November 16, 2005, at 3:00 p.m. Central time. The funds' Board has determined that it would be in the best interests of the funds and their shareholders and desirable to have the funds participate in the program.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the funds' IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


                       Tax-Exempt Income Funds -- Page 55

A dealer concession of up to 1% may be paid by each fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.


     STATEMENT OF INTENTION -- By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to an account at the time of each purchase made during the Statement period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the Statement Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the Statement period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than shares representing direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the


                       Tax-Exempt Income Funds -- Page 56

     Statement period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the Statement period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, individual 403(b) plan or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust);

     . endowments or foundations established and controlled by you or your immediate family; or

     . CollegeAmerica/(R)/ accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class 529-E accounts may only be aggregated with an eligible employer plan. For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.) CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     . for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes, or made for


                       Tax-Exempt Income Funds -- Page 57
          two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the current value of its investments in American Legacy Retirement Investment Plans. Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).


                       Tax-Exempt Income Funds -- Page 58

     . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     . in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     . in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     . in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased


                       Tax-Exempt Income Funds -- Page 59
have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same class at net asset value, subject to the following conditions:


(a) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),


                       Tax-Exempt Income Funds -- Page 60

(b) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS -- For all share classes, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form.


                       Tax-Exempt Income Funds -- Page 61

Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may establish check writing privileges for Class A shares (but not Class 529-A shares) for American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.


REDEMPTION OF SHARES -- The funds' Articles of Incorporation or Declarations of Trust permit the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in each fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors/Trustees of the funds may from time to time adopt.


While payment of redemptions normally will be in cash, TEBF's and AHIM's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of each fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If a fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


                       Tax-Exempt Income Funds -- Page 62

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee by TEBF, AHIM, LTEX and TEFCA of $743,000, $364,000, $178,000 and $125,000, respectively, for Class A shares, and $33,000,
$23,000, $15,000 and $6,000, respectively, for Class B shares for the 2005 fiscal year.


In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the independent registered public accounting firm for TEBF, AHIM and LTEX. Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the independent registered public accounting firm for TEFCA. Each firm provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual reports have been so included in reliance on the reports of PricewaterhouseCoopers LLP and Deloitte & Touche LLP, independent registered public accounting firms, given on the authority of said firms as experts in accounting and auditing. The selection of the funds' independent registered public accounting firm is reviewed and determined annually by the Board of Directors/Trustees.


INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for Non-interested Directors/ Trustees in their capacities as such. Certain legal matters in connection with the capital shares and shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the Non-interested Directors/Trustees of the funds, as prescribed by the 1940 Act and related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- TEBF's and TEFCA's fiscal year ends on August 31. AHIM's and LTEX's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. TEBF's, AHIM's and LTEX's annual financial statements are audited by the funds' independent registered public accounting firm, PricewaterhouseCoopers LLP and TEFCA's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


                       Tax-Exempt Income Funds -- Page 63

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, including each fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.


On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles County Superior Court. The complaint alleges that the Attorney General threatened to take enforcement actions against the investment adviser and Principal Underwriter that are without merit and preempted by federal law. The complaint seeks injunctive and declaratory relief. On the same day, following the filing of the investment adviser's and Principal Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los Angeles County Superior Court, the Attorney General's complaint alleges violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. The complaint seeks injunctive relief, penalties, restitution and disgorgement.


The investment adviser and Principal Underwriter believe that these matters are not likely to have a material adverse effect on the funds or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the funds. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central District of California, raising issues related to so-called "directed brokerage" and "revenue sharing" practices. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American Funds regulatory matters."


OTHER INFORMATION -- The financial statements including the investment portfolio and the reports of independent registered public accounting firms contained in the annual reports are included in this statement of additional information. The following information is not included in the annual report:


                       Tax-Exempt Income Funds -- Page 64

THE TAX-EXEMPT BOND FUND OF AMERICA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2005


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.60
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $13.09



AMERICAN HIGH-INCOME MUNICIPAL BOND FUND


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2005


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.61
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $16.22



LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2005


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.34
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.94



THE TAX-EXEMPT FUND OF CALIFORNIA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2005


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $16.88
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $17.54




                       Tax-Exempt Income Funds -- Page 65

FUND NUMBERS -- Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/, or when making share transactions:


                                                                           FUND NUMBERS
                                                           -----------------------------------------------
FUND                                                       CLASS A  CLASS B  CLASS C  CLASS F   CLASS R-5
----------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     02       202      302      402       2502
American Balanced Fund/(R)/  . . . . . . . . . . . . . .     11       211      311      411       2511
American Mutual Fund/(R)/  . . . . . . . . . . . . . . .     03       203      303      403       2503
Capital Income Builder/(R)/  . . . . . . . . . . . . . .     12       212      312      412       2512
Capital World Growth and Income Fund/SM/ . . . . . . . .     33       233      333      433       2533
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . .     16       216      316      416       2516
Fundamental Investors/SM/  . . . . . . . . . . . . . . .     10       210      310      410       2510
The Growth Fund of America/SM/ . . . . . . . . . . . . .     05       205      305      405       2505
The Income Fund of America/(R)/  . . . . . . . . . . . .     06       206      306      406       2506
The Investment Company of America/(R)/ . . . . . . . . .     04       204      304      404       2504
The New Economy Fund/(R)/  . . . . . . . . . . . . . . .     14       214      314      414       2514
New Perspective Fund/(R)/  . . . . . . . . . . . . . . .     07       207      307      407       2507
New World Fund/SM/ . . . . . . . . . . . . . . . . . . .     36       236      336      436       2536
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . .     35       235      335      435       2535
Washington Mutual Investors Fund/SM/ . . . . . . . . . .     01       201      301      401       2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . .     40       240      340      440       2540
American High-Income Trust/SM/ . . . . . . . . . . . . .     21       221      321      421       2521
The Bond Fund of America/SM/ . . . . . . . . . . . . . .     08       208      308      408       2508
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . .     31       231      331      431       2531
Intermediate Bond Fund of America/(R)/ . . . . . . . . .     23       223      323      423       2523
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . .     43       243      343      443       2543
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . .     19       219      319      419       2519
The Tax-Exempt Fund of California/(R)/*  . . . . . . . .     20       220      320      420       2520
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . .     24       224      324      424       2524
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . .     25       225      325      425       2525
U.S. Government Securities Fund/SM/  . . . . . . . . . .     22       222      322      422       2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . .     09       209      309      409       2509
The Tax-Exempt Money Fund of America/SM/ . . . . . . . .     39       N/A      N/A      N/A       2539
The U.S. Treasury Money Fund of America/SM/  . . . . . .     49       N/A      N/A      N/A       2549
___________
*Qualified for sale only in certain jurisdictions.




                       Tax-Exempt Income Funds -- Page 66

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.


                          DESCRIPTION OF BOND RATINGS

MOODY'S
MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.


A
Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.


Baa
Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.


Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.


B
Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.


Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.


Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.


C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                       Tax-Exempt Income Funds -- Page 67

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.


                       Tax-Exempt Income Funds -- Page 68

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                          DESCRIPTION OF NOTE RATINGS

MOODY'S
MUNICIPAL SHORT-TERM DEBT RATINGS

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.


MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.


SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


STANDARD & POOR'S

SHORT-TERM ISSUE CREDIT RATINGS

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.


SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


SP-3
Speculative capacity to pay principal and interest.


                       Tax-Exempt Income Funds -- Page 69

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                       Tax-Exempt Income Funds -- Page 70

[logo - American Funds(R)]

AMERICAN HIGH-INCOME MUNICIPAL BOND(R)
Investment portfolio
July 31, 2005

                                                                                                   Principal amount   Market value
Bonds & notes -- 94.33%                                                                                       (000)          (000)

ALABAMA -- 0.73%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009                      $2,215       $  2,356
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2003-A, 5.00% 2013                                            1,500          1,599
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds
     (International Paper Co. Projects), Series 2004-A, 4.75% 2017                                            2,000          2,058
Special Care Fac. Fncg. Auth. of the City of Huntsville -- Carlton Cove, Retirement
     Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031                                   4,750          2,616
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
     (MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035                                 3,000          3,253
                                                                                                                            11,882

ALASKA -- 1.24%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT,
     MBIA insured, 5.50% 2010                                                                                 1,775          1,918
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 5.60% 2010                                                                                  1,000          1,073
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2000, 6.20% 2022                                                                                  1,355          1,437
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001, 5.375% 2021                                                                                 7,625          7,851
Student Loan Corp., Educational Loan Rev. Bonds, Series 2004-A-3, AMT, 5.25% 2012                             1,420          1,531
Student Loan Corp., Educational Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2013                               1,500          1,611
Student Loan Corp., Educational Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2014                               1,500          1,614
Student Loan Corp., Educational Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2017                               3,000          3,193
                                                                                                                            20,228

ARIZONA -- 0.46%
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund),
     Series 2002, 3.00% 2005                                                                                  2,000          2,003
Industrial Dev. Auth. of the County of Navajo, Rev. Bonds (Stone Container Corp.
     Project), Series 1997, AMT, 7.20% 2027                                                                   3,600          3,770
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds, Series 1999-A-1, AMT, 5.45% 2011                1,675          1,808
                                                                                                                             7,581

ARKANSAS -- 0.35%
Washington County, Hospital Rev. Construction Bonds (Washington Regional Medical Center),
     Series 2005-A, 5.00% 2035                                                                                1,500          1,501
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center),
     Series 2005-B, 5.00% 2013                                                                                2,465          2,567
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center),
     Series 2005-B, 5.00% 2019                                                                                1,635          1,673
                                                                                                                             5,741

CALIFORNIA -- 10.27%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated Series B, 5.80% 2011           1,360          1,454
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
     (San Diego Hospital Association), Series 2001-A, 6.125% 2020                                             3,000          3,278
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
     (San Diego Hospital Association), Series 2003-C, 5.375% 2021                                             1,500          1,590
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017                            1,650          1,692
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
     Series 1998, 5.125% 2013                                                                                 3,500          3,607
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
     Series 1998, 5.125% 2018                                                                                 1,000          1,020
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Southern California Presbyterian Homes Obligated Group,
     Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032                                 1,000          1,077
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT,
     AMBAC insured 5.00% 2011                                                                                 1,760          1,883
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030            1,000          1,116
City of Chula Vista, Community Facs. Dist. No. 97-3 (Otay Ranch McMillin Spa One),
     Special Tax Bonds, Series 1999, 6.05% 2029                                                               1,415          1,587
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
     Series 1999, 6.125% 2016                                                                                   990          1,054
County of El Dorado, Community Facs. Dist. No. 2005-1 (Blackstone), Special Tax Bonds, 5.25% 2035             1,000            995
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024                      3,000          3,298
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.50% 2015                                                                                  1,000          1,069
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
     Series 1999, 6.625% 2030               1,000            1,054
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds,
     Series 2004, 6.00% 2034                                                                                  2,000          2,051
G.O. Ref. Bonds 5.00% 2015                                                                                    8,000          8,732
Various Purpose G.O. Bonds 5.25% 2018                                                                         2,000          2,174
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018                                                               1,000          1,018
GMAC Municipal Mortgage Trust, Series A-1-3, AMT, 5.30% 2039 (put 2019)(1)                                    2,000          2,043
GMAC Municipal Mortgage Trust, Rev. Bonds, Series A-2, AMT, 4.80% 2040 (put 2015)(1)                          1,000          1,018
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 6.25% 2033                                                                               4,200          4,685
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H,
     4.45% 2026 (put 2011)                                                                                    2,000          2,051
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), 5.00% 2020                                1,000          1,051
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds,
     Group Two, 5.00% 2017                                                                                    1,000          1,030
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds,
     Group Seven, 5.00% 2020                                                                                  1,100          1,104
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
     Series 2003, 6.00% 2033                                                                                  1,000          1,059
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
     Series 2005, 5.25% 2028                                                                                  1,750          1,767
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing
     Project), Series 2003-A, 6.125% 2033                                                                     5,000          5,311
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing
     Project), Series 2004, 6.00% 2034                                                                        2,250          2,365
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.25% 2013                           2,500          2,732
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014                      1,000          1,078
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015                      3,000          3,233
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized -- Ridgecroft
     Apartments Project), Series 1997-E, AMT, 6.00% 2017                                                        500            518
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
     Series 2002-A, 6.00% 2025                                                                                1,000          1,074
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
     Series 2003-A, 5.00% 2017                                                                                1,000          1,046
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
     Series 2003-A, 5.55% 2033                                                                                1,500          1,545
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
     Series 2005-A, 5.20% 2034                                                                                1,000          1,007
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
     Series 1996-A, AMT, MBIA insured, 5.35% 2016                                                             2,000          2,171
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris
     Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016             3,000          2,948
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
     Series 2002-B, AMT, 5.00% 2027                                                                           2,000          1,979
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
     Series 2003-A, AMT, 5.00% 2038 (put 2013)                                                                2,000          2,069
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
     Series 1998-A, AMT, 5.10% 2018 (put 2008)                                                                4,000          4,131
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
     Series 1998, 6.75% 2015                                                                                  2,800          3,078
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
     Series 2003-C, 5.50% 2015                                                                                3,225          3,579
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
     Series 2003-C, 5.50% 2018                                                                                1,000          1,105
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
     Series 2004-E, 3.00% 2006                                                                                2,000          2,004
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
     Series 2005-A, 5.00% 2016                                                                                1,000          1,074
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
     Series 2005-A, 5.00% 2017                                                                                2,500          2,672
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
     Series 2004-A, 5.00% 2011                                                                                1,000          1,074
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
     Series 2005, 5.70% 2024                                                                                  1,000          1,005
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
     Series 2005, 5.85% 2035                                                                                  2,000          2,023
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
     Series 2003-C, 6.00% 2028                                                                                1,500          1,600
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
     Series 2003-C, 6.00% 2033                                                                                2,000          2,117
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.125% 2014                                 250            263
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021                                  500            521
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026                     1,000          1,094
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
     Improvement Bonds, 6.00% 2009                                                                              995          1,027
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
     Improvement Bonds, 6.25% 2012                                                                              995          1,027
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2012                             1,490          1,602
San Diego Unified Port Dist., Rev. Bonds, Series A, AMT, MBIA insured, 5.00% 2014                             1,650          1,779
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project), Series 2002-D,
     AMBAC insured, 5.00% 2039 (put 2006)                                                                     5,000          5,085
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
     Series 1999, 6.10% 2014                                                                                  2,390          2,620
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033       1,000          1,057
South Tahoe Joint Powers Fncg. Auth., Rev. Ref. Bonds (South Tahoe Redev. Project Area No. 1),
     Series 1995-B, 6.25% 2020                                                                                1,000          1,026
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes (South Tahoe
     Redev. Project Area No. 1), Series 2003-B, 5.125% 2009                                                   1,000          1,019
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
     Series 1998-A-1, AMT, 5.05% 2025 (put 2008)                                                              7,000          7,226
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
     Series 1998-A-3, 5.10% 2025 (put 2010)                                                                   5,000          5,217
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System),
     Series 2005-A, 5.00% 2039                                                                                1,000          1,028
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)        4,600          4,506
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds,
     Series 2003, 6.00% 2033                                                                                  2,410          2,563
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
     Series 2003, 5.80% 2026                                                                                  1,000          1,026
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
     Series 2003, 5.90% 2034                                                                                  2,500          2,559
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds,
     Series 1998-A, 5.35% 2009                                                                                  940            985
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement
     Asset-backed Bonds, Series 2001-B, 5.00% 2028                                                              500            507
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014                                  3,000          3,436
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2015                                  1,500          1,718
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016                                 1,500          1,685
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                                  2,500          2,778
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022                                 2,000          2,165
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016                   1,000          1,116
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033        1,000          1,033
                                                                                                                           167,763

COLORADO -- 2.80%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Senior
     Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)                                        7,500          1,028
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2011       1,000          1,066
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012       1,500          1,600
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019                          3,500          3,753
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A,
     6.20% 2012                                                                                               1,000          1,020
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A,
     6.45% 2021                                                                                               2,000          2,023
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 1998-A, 5.375% 2010                      1,000          1,065
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.25% 2021                         2,095          2,199
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2008                       1,880          1,960
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033            1,000          1,088
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000,
     6.60% 2016                                                                                               1,000          1,122
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002,
     5.90% 2027                                                                                               1,830          1,970
Housing and Fin. Auth., Single-family Program Senior Bonds, Series 1997-B-2, AMT, 7.00% 2026                     75             76
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment
     Supported Rev. Bonds, Series 2003, 8.00% 2025                                                            8,500          9,434
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds,
     Series 2001, 7.75% 2026                                                                                  3,000          3,209
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
     Series 2001, 7.25% 2031                                                                                  1,000          1,012
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan
     Dist. No. 2 Project), Series 2001, 7.75% 2026                                                            7,610          7,915
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031                 4,110          4,232
                                                                                                                            45,772

CONNECTICUT -- 2.16%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project),
     Series 1993-A, 5.85% 2028                                                                                1,375          1,495
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project),
     Series 1993-B, AMT, 5.95% 2028                                                                           1,500          1,613
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
     Series 2005-A, AMT, MBIA insured, 4.375% 2016                                                            2,500          2,537
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
     Series 2005-A, AMT, MBIA insured, 4.25% 2019                                                             1,000            990
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011(1)                         6,590          6,899
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)(1)          3,470          3,707
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009(1)                         1,000          1,061
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018(1)                         3,000          3,136
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.00% 2016                                                                                  6,100          6,608
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.25% 2021                                                                                  3,000          3,265
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2001, 6.25% 2031                                                                                  2,000          2,161
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
     Series 2003, 5.50% 2013                                                                                  1,680          1,789
                                                                                                                            35,261

DISTRICT OF COLUMBIA -- 0.55%
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds
     (Georgetown University Hospital and Washington Hospital Center Projects),
     Series 2001-C, 6.80% 2031 (preref. 2006)                                                                 1,500          1,533
MedStar Health, Inc. Issue, Multi-Modal Rev. Bonds
     (Georgetown University Hospital and Washington Hospital Center Projects),
     Series 2001-D, 6.875% 2031 (preref. 2007)                                                                2,000          2,119
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2004-B, AMT,
     FSA insured, 5.00% 2034                                                                                  5,175          5,350
                                                                                                                             9,002

FLORIDA -- 11.03%
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015          2,000          2,007
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035           1,750          1,778
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
     Series 2002-B, 7.00% 2014                                                                                  745            819
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
     Series 2002-B, 7.25% 2033                                                                                2,205          2,388
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project),
     Series 2001-A, 5.50% 2008                                                                                1,600          1,709
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032          5,400          6,006
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
     (Capital Projects Loan Program -- Glenridge on Palmer Ranch Project), Series 2002-B,
     7.625% 2032 (put 2009)                                                                                   2,500          2,623
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020                 3,890          3,932
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 2036     2,500          2,509
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds,
     Series 2004-B, 5.00% 2011                                                                                1,000          1,006
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
     Series 2000-C, 7.10% 2030                                                                                7,355          7,880
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012     1,000          1,094
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013     2,000          2,193
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2014     1,000          1,099
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007                      755            762
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009                   1,000          1,013
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031                        985          1,062
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project),
     Series 2003-B, 5.50% 2010                                                                                1,040          1,048
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2003, 5.20% 2007                                                                                    100            101
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
     Series 2004-B, 5.00% 2009                                                                                3,990          4,015
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
     Series 2002-A, 7.00% 2033                                                                                  950          1,034
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
     Series 2002-B, 6.25% 2009                                                                                  350            356
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008         1,085          1,088
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
     Series 2001-B, 6.35% 2010                                                                                2,620          2,665
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
     Series 2002, 6.75% 2034                                                                                  4,450          4,854
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
     Series 2002-B, 5.40% 2008                                                                                2,105          2,122
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                                  250            253
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
     Obligated Group), Series 2002-B, 5.00% 2011                                                              2,000          2,124
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
     Obligated Group), Series 2002-B, 5.00% 2012                                                              1,365          1,452
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
     Obligated Group), Series 2002-B, 5.00% 2013                                                              3,535          3,729
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt
     Obligated Group), Series 2002-B, 5.25% 2023                                                              2,500          2,616
Hillsborough County Aviation Auth., Rev. Ref. Bonds, Series 2003-D, AMT, MBIA insured, 5.50% 2012             2,520          2,776
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.00% 2012                                                                                1,000          1,064
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.00% 2013                                                                                1,500          1,592
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
     Series 2003-A, 5.00% 2018                                                                                3,795          3,946
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009         3,500          3,522
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007                     2,000          2,083
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2001-A, 7.40% 2032                                                                                  865            929
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2001-B, 6.40% 2011                                                                                  455            463
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.40% 2008                                                                                1,620          1,633
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds,
     Series 2000-B, 7.00% 2010                                                                                1,900          1,926
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev. Bonds,
     Series 2003, 5.30% 2007                                                                                    855            862
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017                            2,500          2,563
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2007           1,000          1,029
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2009           1,800          1,888
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2011             500            529
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013           1,410          1,479
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015             500            522
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021           3,800          3,896
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
     (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029           1,250          1,272
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.25% 2009                    1,500          1,603
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured, 5.625% 2013                   4,000          4,339
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032   2,940          3,209
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032    4,870          5,137
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2001-A, 6.85% 2033                                                                                2,200          2,377
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.25% 2007                                                                                  585            589
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2004-1, 4.80% 2009                                                                                3,470          3,490
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2004-B, 5.00% 2009                                                                                  905            911
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2003-B, 5.125% 2007                                                                               2,000          2,014
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
     Series 2004-A, 6.00% 2036                                                                                2,000          2,097
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
     Series 2004, AMT, 4.00% 2018 (put 2009)                                                                  2,000          1,981
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
     Series 2003-D, AMT, MBIA insured, 5.25% 2014                                                             1,000          1,086
School Board of Miami-Dade County, Certs. of Part., Series 2003-B, MBIA insured, 5.00% 2031 (put 2011)        1,000          1,069
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure
     Project), Series 2004-B, 6.50% 2037                                                                      2,000          2,128
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project),
     Series 1997, 7.00% 2019                                                                                  2,480          2,562
North Springs Improvement Dist., Special Assessment Bonds (Parkland Isles Project), Series 1997-A,
     7.00% 2019                                                                                               1,000          1,033
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
     Series 1996-A, 6.80% 2006 (escrowed to maturity)                                                           370            377
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9A),
     Series 1996-A, 7.30% 2027 (preref. 2006)                                                                 1,500          1,594
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
     Series 1999, 5.85% 2013                                                                                    770            826
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026   3,250          3,285
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds
     (Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020                       3,230          3,325
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B,
     5.125% 2011                                                                                              2,505          2,521
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010            3,600          3,602
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002,
     7.25% 2033                                                                                               2,455          2,594
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
     Series 2003-B, 6.375% 2013                                                                               2,915          2,990
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002,
     6.90% 2033                                                                                               3,900          4,297
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A,
     5.70% 2035                                                                                               1,000          1,021
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment
     Rev. Bonds, Series 2000-B, 6.45% 2010                                                                      265            268
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds,
     Series 2003, 6.875% 2023                                                                                 1,000          1,087
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds,
     Series 2003, 6.95% 2033                                                                                  1,000          1,071
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital
     Improvement Rev. Bonds, Series 2005, 6.00% 2036                                                          3,000          3,055
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005,
     5.80% 2035                                                                                               2,000          2,060
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
     Series 2001-A, 6.95% 2033                                                                                3,410          3,677
Urban Orlando Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020                   1,000          1,030
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A,
     6.75% 2034                                                                                               1,000          1,060
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B,
     5.95% 2012                                                                                                 480            491
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds, Series 2003-B,
     5.00% 2008                                                                                               2,710          2,728
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010      190            192
                                                                                                                           180,087

GEORGIA -- 1.30%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured,
     5.00% 2034                                                                                               3,500          3,684
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014                     1,000          1,092
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024                     5,000          5,443
City of Atlanta, Tax Allocation Bonds (Eastside Project), Series 2005-A, AMT, 5.625% 2016                     1,750          1,758
Dev. Auth. of Cartersville, Sewage Facs. Rev. Ref. Bonds (Anheuser-Busch Project), Series 1997,
     AMT, 5.625% 2009                                                                                         2,250          2,401
Dev. Auth. of Floyd County, Environmental Improvement Rev. Bonds (Georgia Kraft Co. Project),
     Series 1985, 5.70% 2015                                                                                  1,000          1,068
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.00% 2015                                                                                  1,000          1,034
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 5.25% 2019                                                                                  2,750          2,858
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
     (Georgia College & State University Foundation Property III, LLC Student Housing System Project),
     Series 2004, 6.00% 2012                                                                                  1,790          1,960
                                                                                                                            21,298

IDAHO -- 1.37%
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011                    360            362
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013                    515            521
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013                    540            545
Housing and Fin. Association, Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014                      305            314
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020         2,100          2,164
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021         1,565          1,613
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021         1,615          1,654
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021         1,460          1,527
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022         1,210          1,253
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023         1,060          1,083
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023           980            960
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023         1,560          1,607
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024         1,385          1,387
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024         2,240          2,326
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025         2,000          2,002
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026         1,000            983
Housing and Fin. Association, Single-family Mortgage Bonds, Series 2005-D, Class III, 4.90% 2026              1,235          1,234
Housing and Fin. Association, Single-family Mortgage Subordinate Bonds, Series 1997-H-2, AMT, 5.40% 2010        465            468
Housing and Fin. Association, Single-family Mortgage Subordinate Bonds, Series 1997-I-2, AMT, 5.55% 2010        285            289
                                                                                                                            22,292

ILLINOIS -- 6.34%
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016                         1,500          1,636
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020          1,000          1,125
City of Chicago, Midway Airport Rev. Bonds, Series 2001-A, AMT, FSA insured, 5.50% 2015                       2,000          2,162
City of Chicago, O'Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-B,
     MBIA insured, 5.00% 2007                                                                                 2,500          2,571
City of Chicago, O'Hare International Airport, Second Lien Passenger Fac. Charge Rev. Bonds,
     Series 2001-C, AMT, AMBAC insured, 5.50% 2015                                                            4,030          4,355
City of Chicago, O'Hare International Airport, Second Lien Passenger Fac. Charge Rev. Bonds,
     Series 2001-E, AMT, AMBAC insured, 5.50% 2016                                                            2,340          2,529
City of Chicago, O'Hare International Airport, Special Facs. Rev. Ref. Bonds (United Air
     Lines, Inc. Project), Series 1999-B, AMT, 5.20% 2011(2)                                                  2,500            389
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032       2,000          2,185
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 1997,
     AMT, 5.05% 2010                                                                                          5,035          5,226
Educational Facs. Auth., Adjustable Medium Term Rev. Bonds (Field Museum of Natural History),
     Series 2002, 4.45% 2036 (put 2014)                                                                       1,790          1,821
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026                 1,215          1,256
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
     (University Center Project), Series 2002, 6.625% 2017                                                    2,500          2,805
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
     (University Center Project), Series 2002, 6.00% 2022                                                     1,000          1,075
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
     (University Center Project), Series 2002, 6.25% 2030                                                     6,000          6,452
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
     (University Center Project), Series 2002, 6.25% 2034                                                     2,500          2,575
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)(3)                    1,500          1,496
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016                                   1,235          1,356
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011                                    1,000          1,067
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2012                                    2,000          2,141
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2014                                    1,000          1,069
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016                                    1,785          1,897
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 5.75% 2014                               750            759
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020                             1,000          1,017
Health Facs. Auth., Rev. Ref. Bonds (Fairview Obligated Group Project), Series 1995-A, 7.40% 2023             3,130          3,328
G.O. Bonds, Series of September 2004, 5.00% 2007                                                              4,400          4,583
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028        1,000          1,033
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008                              1,000          1,055
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014                              1,500          1,556
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018                                500            516
Health Facs. Auth., Rev. Bonds (Decatur Memorial Hospital), Series 2001, 6.25% 2017                           5,000          5,609
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2017      1,500          1,641
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018                  2,000          2,123
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group -- Lutheran Hillside
     Village Project), Series 2001-A, 7.375% 2031                                                             1,500          1,621
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019                               1,500          1,620
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008                          2,500          2,636
Health Facs. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011                          2,500          2,688
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022                             3,000          3,199
Health Facs. Auth., Rev. Bonds (Villa St. Benedict Project), Series 2003-A-1, 6.90% 2033                      5,700          6,028
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011                   110            117
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.70% 2011
     (preref. 2007)                                                                                             390            419
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016                   435            456
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016
     (preref. 2007)                                                                                           1,565          1,683
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019                      1,000          1,012
Toll Highway Auth., Toll Highway Senior Priority Rev. Bonds, Series 2005-A, FSA insured, 5.00% 2015           5,000          5,473
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project),
     Series 2004, 6.25% 2034                                                                                  1,850          1,962
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds (Lakewood
     Creek Project), Series 2001, 7.75% 2030                                                                  3,861          4,274
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource Recovery
     Partners, L.P. Projects), Series 1999-A, AMT, 8.375% 2016(2)                                             3,950              8
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource Recovery
     Partners, L.P. Projects), Series 1999-B, AMT, 8.375% 2016(2)                                             1,545              3
                                                                                                                           103,607

INDIANA -- 1.46%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15),
     Series 1997-A, 5.75% 2011                                                                                1,000          1,061
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D,
     5.25% 2016 (preref. 2009)                                                                                2,805          3,060
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Methodist Hospitals, Inc.), Series 2001, 5.25% 2008             1,325          1,389
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2009                2,305          2,488
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015                1,000          1,097
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016                1,000          1,092
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2019                3,450          3,618
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis
     Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031(2)                                           3,198            408
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project),
     Series 2004, AMT, 5.10% 2017                                                                             5,000          5,243
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
     Series 2004-I, AMT, MBIA insured, 5.25% 2014                                                             2,000          2,162
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016                        2,000          2,265
                                                                                                                            23,883

IOWA -- 0.33%
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027           2,000          2,248
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013                                       1,000          1,068
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014                                       2,000          2,132
                                                                                                                             5,448

KANSAS -- 0.49%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. -- Southridge Project),
     Series 2002-C, 6.875% 2032                                                                               1,000          1,087
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2002-A, 5.00% 2005                                   1,840          1,844
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation
     Rev. Ref. Bonds (Redev. Project Area B), 2nd Lien Series 2005, 4.75% 2016                                5,000          4,990
                                                                                                                             7,921

KENTUCKY -- 1.34%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999,
     5.70% 2009 (escrowed to maturity)                                                                        2,500          2,738
City of Ashland, Sewage and Solid Waste Rev. Bonds (Ashland Inc. Project), Series 1995, AMT, 7.125% 2022      2,200          2,248
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
     Healthcare, Inc. Project), Series 1997, 5.60% 2008                                                       1,000          1,019
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
     Healthcare, Inc. Project), Series 1997, 5.80% 2012                                                       1,000          1,006
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
     Healthcare, Inc. Project), Series 1997, 5.85% 2017                                                       7,000          6,951
City of Maysville, Solid Waste Disposal Facs. Rev. Bonds (Inland Container Corp. Project --
     Temple-Inland Inc.), Series 1992, AMT, 6.90% 2022                                                        7,000          8,002
                                                                                                                            21,964

LOUISIANA -- 2.08%
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)            1,850          2,015
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028                    5,000          5,093
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project),
     Series 2001-A, 5.25% 2013                                                                                2,500          2,663
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                                      16,125         16,833
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project),
     Series 2003, AMT, 7.45% 2024                                                                             6,000          7,311
                                                                                                                            33,915

MAINE -- 0.32%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A,
     7.50% 2019 (preref. 2009)                                                                                1,000          1,128
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A,
     7.55% 2029 (preref. 2009)                                                                                2,000          2,259
State Housing Auth., Mortgage Purchase Bonds, Series 2000-C, AMT, 5.95% 2020                                  1,700          1,784
                                                                                                                             5,171

MARYLAND -- 1.53%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034                   2,000          2,011
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034                   2,710          2,734
Anne Arundel County, Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028               1,000          1,208
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029
     (preref. 2009)                                                                                           1,000          1,161
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025             3,500          3,643
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030            3,000          3,045
Frederick County, Urbana Community Dev. Auth., Subordinate Special Obligation Bonds,
     Series 2004-B, 6.25% 2030                                                                                1,000          1,017
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue),
     Series 2003-A, 5.00% 2012                                                                                1,000          1,045
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2012    1,000          1,054
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015    2,590          2,854
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024   2,000          2,094
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized -- Langley
     Gardens Apartments Project), Series 1997-A, 5.75% 2029                                                   1,000          1,046
Prince George's County, Special Obligation Bonds (Woodview Village Phase II Subdistrict),
     Series 2002, 7.00% 2032                                                                                  1,959          2,045
                                                                                                                            24,957

MASSACHUSETTS -- 1.55%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
     Series 1999-B, AMT, 6.90% 2029 (put 2009)                                                                1,000          1,104
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                                                   5,000          5,744
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015       1,000          1,117
Housing Fin. Agcy., Single-family Housing Notes, Series S, AMT, 4.00% 2007                                    5,250          5,316
Industrial Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project), Series 1998-A,
     AMT, 5.30% 2009                                                                                          6,300          6,461
Industrial Fin. Agcy., Rev. Bonds (Edgewood Retirement Community Project), Series 1995-A,
     9.00% 2025 (preref. 2005)                                                                                5,400          5,606
                                                                                                                            25,348

MICHIGAN -- 3.69%
Certs. of Part. (New Center Dev. Inc.), MBIA insured, 5.375% 2016 (preref. 2011)                              2,380          2,621
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
     Series 2002-D, AMT, FGIC insured, 5.50% 2013                                                             3,000          3,276
Econ. Dev. Corp. of the County of Delta, Environmental Improvement Rev. Ref. Bonds
     (MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A, 6.25% 2027                                     2,000          2,320
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
     (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)                       2,000          2,277
Econ. Dev. Corp. of the County of Midland, Subordinated Pollution Control Limited Obligation Rev. Ref.
     Bonds (Midland Cogeneration Project), Series 2000-A, AMT, 6.875% 2009                                    6,865          7,220
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 1998-A, 5.00% 2008    2,030          2,059
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B,
     5.375% 2018                                                                                              1,000            990
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B,
     5.375% 2028                                                                                              3,250          3,197
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.25% 2014     405            408
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 5.00% 2016     445            474
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.00% 2017     460            445
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.10% 2018     480            464
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.125% 2019    225            217
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A,
     5.125% 2018                                                                                              1,550          1,422
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008      635            633
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.00% 2005 (escrowed to maturity)                                                         1,035          1,044
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 8.10% 2013 (preref. 2005)                                                                 1,100          1,132
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Genesys Health System Obligated Group),
     Series 1995-A, 7.50% 2027 (preref. 2005)                                                                 2,265          2,284
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013   1,000          1,021
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2013           1,000          1,093
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016           2,500          2,690
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 5.375% 2006                 495            497
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014                1,000          1,002
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023       1,500          1,592
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.30% 2016           2,110          2,190
New Center Dev., Inc., Certs. of Part., Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)                    3,500          3,735
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
     Series 2004-G, 5.00% 2010                                                                                1,330          1,406
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
     Series 2004-G, 5.00% 2014                                                                                1,600          1,697
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
     Series 2004-G, 5.00% 2015                                                                                1,710          1,799
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.),
     Series 2004-G, 5.00% 2017                                                                                2,425          2,530
Strategic Fund, Limited Obligation Rev. Bonds (United Waste Systems, Inc. Project),
     Series 1995, 5.20% 2010                                                                                  4,250          4,427
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Dow Chemical Co. Project),
     Series 2003-A, AMT, 5.50% 2028 (put 2013)                                                                1,080          1,165
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc.
     Project), Series 2004, AMT, 3.00% 2013 (put 2007)                                                        1,000            984
                                                                                                                            60,311

MINNESOTA -- 0.08%
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds,
     Series 2003, 5.25% 2009                                                                                  1,250          1,328

MISSISSIPPI -- 0.21%
G.O. Ref. Bonds, Series 2002-A, 5.50% 2018                                                                    1,000          1,158
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017                                                                    2,000          2,264
                                                                                                                             3,422

MISSOURI -- 0.38%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.25% 2012                   2,515          2,739
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri
     Bottom Road/Taussig Road), Series 2002, 7.20% 2033                                                       3,300          3,523
                                                                                                                             6,262

MONTANA -- 0.10%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project),
     Series 1999-B, AMT, AMBAC insured, 5.125% 2034 (put 2008)                                                1,500          1,574


NEBRASKA -- 0.04%
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012                                          684            516
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012                                           7,943            119
                                                                                                                               635

NEVADA -- 3.60%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT,
     3.25% 2031 (put 2009)                                                                                    2,000          1,960
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
     Series 1999, 7.00% 2009                                                                                  2,350          2,438
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
     Series 1999, 7.50% 2019                                                                                 10,935         11,890
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
     Local Improvement Bonds, Series 2001, 6.125% 2011                                                        1,020          1,055
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
     Local Improvement Bonds, Series 2001, 6.40% 2014                                                         1,230          1,272
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
     Local Improvement Bonds, Series 2001, 6.50% 2015                                                           980          1,014
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
     Local Improvement Bonds, Series 2001, 6.875% 2021                                                        2,505          2,591
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 5.60% 2013                                                                                  1,000          1,035
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 5.75% 2014                                                                                  1,000          1,036
Clark County, Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
     Series 2003, 6.375% 2023                                                                                 3,375          3,495
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.375% 2026      2,000          2,054
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1999-A, 6.75% 2020       2,000          2,225
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.10% 2012                                                           995          1,025
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
     Limited Obligation Improvement Bonds, 5.55% 2017                                                         2,970          3,061
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
     Limited Obligation Improvement Bonds, 5.00% 2018                                                         1,145          1,148
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas),
     Limited Obligation Improvement Bonds, 5.00% 2019                                                         1,435          1,436
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013                                                 1,645          1,699
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
     Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018                                                   965            996
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012                                     210            214
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013                                415            426
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
     Series 2004, 5.75% 2016                                                                                  2,180          2,253
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.40% 2015                                                                                  1,385          1,435
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds,
     Series 2001, 6.75% 2021                                                                                  1,975          2,044
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
     Series 2002, 6.125% 2017                                                                                 2,685          2,783
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
     Series 2002, 6.40% 2022                                                                                  2,970          3,077
Washoe County, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Project), Series 2001,
     AMT, 5.00% 2036 (put 2009)                                                                               5,000          5,097
                                                                                                                            58,759

NEW HAMPSHIRE -- 0.20%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service Co. of
     New Hampshire Project), Series 1992-D, AMT, 6.00% 2021                                                   2,000          2,103
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A,
     5.75% 2031                                                                                               1,000          1,068
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012               145            151
                                                                                                                             3,322

NEW JERSEY -- 4.10%
Certs. of Part., Series 2004-A, 5.00% 2012                                                                    1,500          1,604
Certs. of Part., Series 2004-A, 5.00% 2013                                                                    7,000          7,507
Certs. of Part., Series 2004-A, 5.00% 2014                                                                    5,500          5,906
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014                          4,500          4,946
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015                          5,500          6,058
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016                           2,750          3,062
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth -- Kapkowski Road Landfill Reclamation
     Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)                                    3,750          4,475
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2018           1,000          1,021
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2028           1,500          1,514
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.10% 2008      1,250          1,271
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.20% 2009      1,000          1,021
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.30% 2010      1,000          1,030
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018      1,000          1,017
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025      1,000          1,010
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
     Series 1996-A, 8.50% 2016 (preref. 2006)                                                                 1,000          1,089
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project),
     Series 1996-A, 8.625% 2025 (preref. 2006)                                                                3,000          3,271
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
     Series 2001-A, 7.25% 2031                                                                                2,250          2,449
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
     Series 2001-B, 5.50% 2006                                                                                1,345          1,346
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
     Series 2000-A, 8.25% 2030                                                                                9,000         10,219
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999,
     AMT, 6.40% 2023                                                                                          2,000          1,883
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT,
     6.25% 2029                                                                                               4,000          3,663
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019               1,555          1,577
                                                                                                                            66,939

NEW MEXICO -- 0.47%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road
     Business Center, Phase III), Series 2001-A, 8.375% 2021                                                  2,150          2,189
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial
     Park, Phase I & II), Series 2001-B, 8.875% 2021                                                          5,410          5,461
                                                                                                                             7,650

NEW YORK -- 8.70%
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project),
     Series 2004, 4.00% 2008                                                                                  1,410          1,432
Dormitory Auth., Catholic Health Services, Obligated Group Rev. Bonds (St. Francis Hospital Project),
     Series 2004, 4.00% 2009                                                                                  1,000          1,015
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010               1,930          2,038
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012       2,000          2,137
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
     Series 2002-B, 5.25% 2023 (put 2012)                                                                    13,500         14,698
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
     Series 2002-B, 6.00% 2029 (put 2012)                                                                     4,000          4,538
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006                   1,000          1,035
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007                   2,000          2,072
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009                      800            842
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012                        5,000          5,473
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013                        1,500          1,643
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014                        1,000          1,101
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014                        1,000          1,110
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024              2,000          2,132
City of New York, G.O. Bonds, Fiscal 1998 Series B, 5.25% 2010                                                1,000          1,048
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2008                                                2,000          2,106
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.00% 2009                                                2,510          2,664
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012                                                3,000          3,288
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021                                                1,720          1,827
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014                                                7,500          8,123
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012                                                5,000          5,230
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015                                                5,000          5,372
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015                                                2,000          2,149
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2017                                                2,500          2,670
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013                                                2,000          2,155
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012                                  2,475          2,751
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project),
     Series A, 6.25% 2015                                                                                    13,000         13,847
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project),
     Series A, 6.50% 2035                                                                                     8,500          9,040
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners,
     LP Project), Series 1997, AMT, 6.20% 2022                                                                5,335          5,535
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029(4)     4,600          4,966
City University of New York, Certs. of Part. (John Jay College of Criminal Justice Project), 6.00% 2006       1,475          1,523
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds (Solvay
     Paperboard LLC Project), Series 1998, AMT, 6.80% 2014                                                    1,500          1,574
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 119, AMT, FGIC insured, 5.00% 2006          3,000          3,073
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 131, AMT, 5.00% 2009                        4,525          4,796
Port Auth. of New York and New Jersey, Special Project Bonds (KIAC Partners Project), Series 4,
     AMT, 7.00% 2007                                                                                            800            842
Port Auth. of New York and New Jersey, Special Project Bonds (KIAC Partners Project), Series 4,
     AMT, 6.75% 2011                                                                                          4,000          4,225
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
     (Peconic Landing at Southhold, Inc. Project), Series 2000-A, 8.00% 2030                                  2,000          2,254
Town of Hempstead Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Hofstra University Civic Fac.),
     Series 2003, 5.25% 2019                                                                                    550            586
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2014                        2,000          2,232
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
     Series 2002-A, 5.00% 2017 (put 2011)                                                                     4,000          4,256
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
     Series 2002-A, 5.50% 2017 (put 2011)                                                                     2,500          2,721
                                                                                                                           142,119

NORTH CAROLINA -- 1.45%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007                        1,500          1,581
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008                        1,000          1,080
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009                       3,950          4,261
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026                        1,000          1,180
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-C, 7.00% 2007                        1,000          1,050
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.20% 2010                        2,000          2,122
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014                        1,000          1,062
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017                        2,000          2,122
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026                        1,000          1,114
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014                       2,000          2,119
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017                       1,500          1,593
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014                        1,750          1,912
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2020                           1,000          1,112
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013                           1,250          1,381
                                                                                                                            23,689

NORTH DAKOTA -- 0.03%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018                                                  435            444


OHIO -- 1.42%
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project),
     Series 1998, AMT, 5.375% 2027                                                                            2,750          2,178
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project),
     Series 1999, AMT, 5.70% 2019                                                                             1,500          1,297
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.95% 2037 (put 2015)           1,060          1,124
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)           3,250          3,468
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.20% 2014                           1,340          1,339
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.30% 2015                           1,445          1,447
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013         1,075          1,172
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
      Series 2001-A, 5.25% 2008                                                                               1,000          1,057
County of Lorain, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners),
     Series 2001-A, 5.25% 2010                                                                                1,000          1,076
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
     Series 1999, 6.75% 2018                                                                                  1,000          1,110
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
     Series 1999, 6.75% 2022                                                                                  1,000          1,106
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
     Series 2000-B, 6.375% 2022                                                                               1,000          1,092
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
     Series 2000-B, 6.375% 2030                                                                               1,750          1,904
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A,
     AMT, 5.875% 2020                                                                                         3,800          3,842
                                                                                                                            23,212

OKLAHOMA -- 0.54%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
     Series 2000-A, 7.40% 2017                                                                                2,710          2,748
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
     Series 2000-A, 7.75% 2030                                                                                6,050          6,125
                                                                                                                             8,873

OREGON -- 0.58%
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2015                                   970          1,032
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.75% 2013       2,000          2,052
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 5.875% 2016      3,500          3,550
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999, 6.00% 2025       2,750          2,794
                                                                                                                             9,428

PENNSYLVANIA -- 1.49%
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.10% 2014            1,000          1,037
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                                            4,000          4,016
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple
     University Hospital), Series 1997, 5.70% 2009                                                            1,000          1,035
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998,
     ACA-CBI insured, 5.70% 2009                                                                              1,000          1,037
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care
     Retirement Community Project), Series 2005, 6.125% 2028                                                  2,000          2,120
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care
     Retirement Community Project), Series 2005, 6.25% 2035                                                   3,000          3,218
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
     (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1996-B, 5.75% 2017                      4,000          4,176
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
     (ACTS Retirement LifeCommunities, Inc. Obligated Group), Series 1996-A, 5.875% 2022                      1,000          1,036
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.30% 2007       1,145          1,161
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010       1,000          1,026
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated
     Group), Rev. Bonds, Series 2000-B, 8.125% 2030                                                           4,000          4,419
                                                                                                                            24,281

PUERTO RICO -- 0.77%
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                      1,500          1,652
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                     8,000          8,790
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                      2,000          2,089
                                                                                                                            12,531

RHODE ISLAND -- 0.27%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
     Series 2002, 6.375% 2021                                                                                 1,000          1,113
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
     Series 2002, 6.50% 2032                                                                                  3,000          3,335
                                                                                                                             4,448

SOUTH CAROLINA -- 1.74%
Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Waste Management of South Carolina, Inc. Project),
     Series 2001, AMT, 3.30% 2016 (put 2007)                                                                  2,000          1,979
Georgetown County, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects),
     Series 2002-A, 5.70% 2014                                                                                2,500          2,763
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
     Series 1999-A, 5.125% 2012                                                                               1,000          1,060
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
     Series 2003-C, 6.00% 2013                                                                                2,040          2,249
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
     Series 2003-C, 6.375% 2034                                                                               3,500          3,883
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010            1,345          1,444
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015                           6,000          6,152
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
     Series 2001-B, 6.00% 2022                                                                                5,500          5,865
York County Pollution Control Facs., Rev. Bonds (Bowater Inc. Project), Series 1990, AMT, 7.625% 2006         3,000          3,052
                                                                                                                            28,447

SOUTH DAKOTA -- 0.48%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010        7,500          7,864


TENNESSEE -- 2.56%
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated
     Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013                                       1,000          1,160
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2005                            2,500          2,519
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2002, AMT, MBIA insured, 5.50% 2010      1,500          1,635
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
     Series 2001, 5.00% 2009                                                                                  2,000          2,100
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
     Series 2002, 5.05% 2012                                                                                  5,735          6,091
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.),
     Series 2003, AMT, 4.50% 2014                                                                             1,000          1,004
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds
     (CDFI Phase I, LLC Project), Senior Series 2005-A, 5.00% 2015                                            3,380          3,471
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds
     (CDFI Phase I, LLC Project), Series 2005-B, 5.50% 2020                                                     580            578
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
     (Methodist Healthcare), Series 2002, 6.00% 2020 (escrowed to maturity)                                   1,120          1,288
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
     (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)                                           1,880          2,164
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist
     Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)                                             11,000         11,523
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.75% 2015                                                1,520          1,731
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2022                                                1,950          2,144
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
     (Wellmont Health System Project), Series 2002, 6.25% 2032                                                2,000          2,194
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
     (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013                                2,000          2,131
                                                                                                                            41,733

TEXAS -- 7.40%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project),
     Series 1990, AMT, 7.00% 2011                                                                             2,500          2,341
Dallas-Fort Worth International Airport Fac. Improvement Corporation., American Airlines, Inc.
     Rev. Ref. Bonds, Series 2000-A, AMT, 9.125% 2029                                                         5,000          5,221
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland Forest
     Products Corp. Project), Series 1991, 5.65% 2012                                                         2,000          2,082
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects),
     Series 2003-A, AMT, 5.375% 2015                                                                          5,000          5,314
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
     (Buckner Retirement Services, Inc. Obligated Group Project),
     Series 1998, 5.25% 2028                                                                                  1,000          1,016
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
     Series 2001-C, AMT, 5.75% 2036 (put 2011)                                                                9,745         10,420
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project),
     Series 2003-A, AMT, 6.75% 2038 (put 2013)                                                                1,000          1,144
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
     Series 2001-A, 5.50% 2022 (put 2011)                                                                     2,645          2,811
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
     Series 2001-B, AMT, 5.75% 2030 (put 2011)                                                                5,675          6,086
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Incorporated Project), Series 1999-A, 5.375% 2019        2,000          2,081
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
     (Dow Chemical Co. Project), Series 2002-A-3, AMT, 4.95% 2033 (put 2007)                                  2,000          2,058
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds
     (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.20% 2033 (put 2008)                                  7,500          7,823
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement
     and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.625% 2011                                            2,000          2,189
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement
     and Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.75% 2015                                             1,185          1,304
Donna Independent School Dist. (Hidalgo County), Unlimited Tax School Building Bonds, Series 1998,
     5.20% 2018                                                                                               1,000          1,070
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds
     (Waste Management of Texas, Inc. Denton County Project),
     Series 2003-B, AMT, 3.50% 2028 (put 2007)                                                                1,000            993
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2001-A, 6.375% 2029                                                                               5,100          5,621
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2010                                                                                1,500          1,606
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2014                                                                                2,915          3,151
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2015                                                                                1,000          1,075
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2016                                                                                2,385          2,549
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
     Series 2004-A, 5.25% 2017                                                                                1,500          1,600
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.50% 2010                                                                                1,710          1,839
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.50% 2020                                                                                2,850          3,033
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2001-A, 5.625% 2014                                                                               1,500          1,625
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke's Episcopal Hospital),
     Series 2002, 5.50% 2017                                                                                  1,045          1,123
Harris County, Tax and Subordinate Lien Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)    2,000          2,148
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
     Series 1996, 7.00% 2008                                                                                  1,485          1,619
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
     Series 1996, 6.75% 2016                                                                                  1,000          1,083
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
     Series 2005, 5.00% 2012                                                                                  1,315          1,354
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc.
     Terminal E Project), Series 2001, AMT, 6.75% 2021                                                        2,000          1,950
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
     Series 2001, AMT, 6.75% 2029                                                                               775            750
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 1998-B, AMT, FGIC insured, 5.25% 2012     1,000          1,056
City of Houston, Airport System Subordinate Lien Rev. Bonds, Series 2002-A, AMT, FSA insured, 5.625% 2018     1,825          2,003
City of Houston, Airport System Subordinate Lien Rev. Ref. Bonds, Series 2001-A, AMT,
     FGIC insured, 5.50% 2015                                                                                 2,855          3,096
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Comm., Inc.),
     Series 2004-A, 7.125% 2034                                                                               5,000          5,502
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and
     Marketing Co. Project), Series 1997-C, 5.40% 2018                                                        1,000          1,042
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and
     Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009                                                  5,250          5,560
Public Fin. Auth., G.O. Ref. Bonds, Series 2003-A, 5.00% 2005                                                 5,000          5,020
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002,
     RADIAN insured, 5.125% 2017                                                                              2,000          2,098
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021                 750            809
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.75% 2016        1,000          1,105
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2005, FSA insured, AMT, 5.25% 2011         1,000          1,074
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013                    1,500          1,639
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.00% 2019                                                                                2,500          2,598
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
     Series 2002-A, 5.25% 2022                                                                                2,000          2,123
                                                                                                                           120,804

UTAH -- 1.52%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E, AMT, 5.20% 2018                                   2,055          2,088
Housing Corp., Single-family Mortgage Bonds, Series 2001-F, AMT, 4.95% 2018                                   1,715          1,730
Housing Corp., Single-family Mortgage Bonds, Series 2002-A, Class III, AMT, 5.30% 2018                          860            878
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018                      3,080          3,193
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018                      1,300          1,338
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019                      3,520          3,569
Housing Corp., Single-family Mortgage Bonds, Series 2002-F, AMT, 4.625% 2019                                  2,215          2,216
Housing Corp., Single-family Mortgage Bonds, Series 2002-G, AMT, 4.875% 2019                                  1,745          1,750
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024                      1,630          1,654
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025                          925            945
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027                        995          1,000
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
     1999 Issue D, AMT, 5.60% 2013                                                                              110            112
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010                   220            221
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012                   215            216
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012                   410            415
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013                   405            408
Mountain Regional Water Special Service Dist. Summit County, Special Assessment Bonds
     (Special Improvement Dist. No. 2002-1), Series 2003, 6.25% 2008                                          2,000          2,043
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.00% 2022          1,100          1,120
                                                                                                                            24,896

VIRGIN ISLANDS -- 0.13%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-C, 5.50% 2008     1,000          1,061
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Senior Lien, Series 2004-A, 5.25% 2015              1,000          1,090
                                                                                                                             2,151

VIRGINIA -- 1.76%
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT,
     AMBAC insured, 6.10% 2011                                                                                7,755          8,650
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
     Series 1999-A, 6.75% 2012                                                                                1,500          1,618
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
     Series 1999-A, 7.50% 2029                                                                                4,000          4,353
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
     Series 1999-B, 7.00% 2029                                                                                  944            995
Industrial Dev. Auth. of County of Isle of Wight, Pollution Control Rev. Ref. Bonds (International
     Paper Co. Projects), Series 2004-A, 4.05% 2014                                                           1,150          1,150
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode Solid Waste
     Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)                    1,000          1,103
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds
     (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1995, AMT, 5.30% 2011 (put 2005)      500            501
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
     Series 1998, 6.25% 2026                                                                                  3,980          4,097
Prince William County Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026         1,958          2,103
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2001-A, 5.25% 2006                          1,950          1,999
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2004-B, AMT, 5.00% 2011             1,085          1,169
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.50% 2026                1,000          1,056
                                                                                                                            28,794

WASHINGTON -- 1.35%
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015             2,000          2,266
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015             6,035          6,574
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
     Series 2001, AMBAC insured, 5.375% 2012                                                                  1,500          1,648
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
     Series 2005-B, AMT, FGIC insured, 5.00% 2013                                                             1,250          1,334
Public Utility Dist. No. 2 of Grant County, Wanapum Hydroelectric Dev. Rev. and Ref. Bonds,
     Series 2005-B, AMT, FGIC insured, 5.00% 2014                                                             1,265          1,351
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2003, 4.00% 2005                         2,000          2,000
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured, 5.25% 2011              1,500          1,592
Port of Seattle, Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.50% 2010                                     1,000          1,080
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2012                    1,000          1,096
Port of Seattle, Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT,
     MBIA insured, 5.00% 2012                                                                                 1,000          1,065
Various Purpose G.O. Ref. Bonds, Series R-2001A, 5.25% 2005                                                   2,000          2,005
                                                                                                                            22,011

WISCONSIN -- 1.57%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010                    750            807
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012                  1,500          1,652
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027                12,780         13,767
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
     Series 2001, 5.625% 2013                                                                                 1,000          1,084
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                             965          1,006
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 1993-B, AMT, 5.30% 2006                                490            491
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2012                           1,110          1,184
Milwaukee County, Airport Rev. Bonds, Series 2004-A, AMT, AMBAC insured, 5.00% 2013                           1,165          1,242
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project),
     Series 1997, AMT, 7.75% 2022                                                                             5,200          3,833
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls Tissue, Inc. Project),
     Series 1997, AMT, 8.125% 2022(1)                                                                           840            638
                                                                                                                            25,704


Total bonds & notes (cost: $1,486,280,000)                                                                               1,540,752


Short-term securities -- 7.06%

City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project),
     Series 2003 2.32% 2037(3)                                                                                1,000          1,000
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project),
     Series 2003B, 2.32% 2037(3)                                                                              1,200          1,200
City of Livermore, California, Multi-family Mortgage Rev. Bonds (Portola Meadows Apartments),
     Series 1989-A, AMT, 2.30% 2019(3)                                                                        2,750          2,750
City of Los Angeles, California, 2005 Tax and Rev. Anticipation Notes, 4.00% 6/30/2006                       10,000         10,119
District of Columbia, Metropolitan Washington Airports Auth., Demand Rev. Bonds,
     Series 1999-A, AMT, TECP, 2.55% 9/15/2005                                                                1,000          1,000
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
     (Nova Southeastern University Project), Series 2004-C, 2.33% 2024(3)                                     3,600          3,600
Idaho Tax Anticipation Notes, Series 2005, 4.00% 6/30/2006                                                    5,150          5,211
Illinois Health Facs. Auth., Demand Rev. Bonds (University of Chicago Hospitals and Health System),
     Series 1998, MBIA insured, 2.33% 2026(3,5)                                                               2,000          2,000
City of Mount Vernon, Indiana, Pollution Control Rev. Ref. Bonds (General Electric Company Project),
     Series 1998, AMT, 2.32% 2018(3)                                                                          1,200          1,200
Water Dev. Auth., Pollution Control Rev. Bonds (Ohio Edison Co. Project), Series 1988-B,
     AMT, 2.41% 2018(3)                                                                                       1,750          1,750
Regional Airport Auth. of Louisville and Jefferson County, Special Facs. Rev. Bonds
     (UPS Worldwide Forwarding, Inc. Project), Series 1999-A, AMT, 2.42% 2029(3)                              1,800          1,800
Louisiana Offshore Terminal Auth., Deepwater Port Rev. Ref. Bonds (LOOP INC. Project),
     Series 1992-A, 2.35% 2008(3)                                                                             5,000          5,000
State of Maryland, Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds,
     Series 1994-D, 2.32% 2029(3)                                                                             1,000          1,000
Massachusetts Housing Fin. Agcy., Multi-family Dev. Rev. Bonds (Princeton Crossing Project),
     Series 1996-A, AMT, Fannie Mae insured, 2.40% 2031(3)                                                    3,000          3,000
Missouri Health and Educational Facs. Auth. (Deaconess Long Term Care of Missouri, Inc.)
     Health Facs. Rev. Bonds, Series 1996-A, 2.36% 2016(3)                                                    2,640          2,640
Clark County Industrial Dev. Rev. Bonds (Nevada Cogeneration Associates #2 Project),
     Series 1992, AMT, 2.40% 2022(3)                                                                          2,200          2,200
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2006-A, 4.00% 6/23/2006                         20,000         20,227
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/2006                           15,000         15,185
New York Housing Fin. Agcy., East 84th Street Housing Rev. Demand Bonds, Series 1995-A,
     AMT, 2.34% 2033(3,5)                                                                                     5,000          5,000
New York Housing Fin. Agcy., Saville Housing Rev. Bonds, Series 2002-A, AMT, 2.35% 2035(3,5)                  3,700          3,700
State of North Carolina, Halifax County Industrial Facs. and Pollution Control Fncg. Auth.,
     Demand Exempt Fac. Rev. Bonds (Westmoreland-Hadson Partners Roanoke Valley Project),
     Series 1991, AMT, 2.41% 2019(3)                                                                          3,800          3,800
Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds
     (Roche Carolina Inc. Project), Series 1997, AMT, 2.40% 2027(3)                                           2,095          2,095
County of Knox, Tennessee, Health, Educational and Housing Facs. Board, Student Housing Rev. Bonds
     (Volunteer Student Housing, LLC Projects), Series 2002, 2.34% 2034(3,5)                                  2,400          2,400
Tennessee Public Building Auth. of the City of Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds,
     Series 2001, 2.34% 2031(3)                                                                               6,785          6,785
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Amoco
     Chemical Co. Project), Series 2003-B, AMT, 2.40% 2038(3)                                                 1,800          1,800
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Bonds (Amoco Oil Co. Project),
     Series 1993, AMT, 2.40% 2023(3)                                                                          2,800          2,800
State of Washington, Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs.
     Industrial Rev. Bonds (BP West Coast Products LLC Project), Series 2002, AMT, 2.40% 2033(3)              1,000          1,000
City of Gillette, Campbell County, Wyoming, Customized Purchase Pollution Control Rev. Ref. Bonds
     (PacifiCorp Project), Series 1988, 2.40% 2018(3)                                                         5,000          5,000

Total short-term securities (cost: $115,255,000)                                                                           115,262


Total investment securities (cost: $1,601,535,000)                                                                       1,656,014
Other assets less liabilities                                                                                              (22,765)

Net assets                                                                                                              $1,633,249


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $18,502,000, which represented 1.13% of the net assets of the fund.
(2) Company not making scheduled interest payments; bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(4) Step bond; coupon rate will increase at a later date.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper



Financial statements

Statement of assets and liabilities
at July 31, 2005                              (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market (cost: $1,601,535)                                                       $1,656,014
 Cash                                                                                                              3
 Receivables for:
  Sales of investments                                                                $5
  Sales of fund's shares                                                           4,989
  Interest                                                                        21,579                      26,573
                                                                                                           1,682,590
Liabilities:
 Payables for:
  Purchases of investments                                                        44,605
  Repurchases of fund's shares                                                     1,764
  Dividends on fund's shares                                                       1,728
  Investment advisory services                                                       423
  Services provided by affiliates                                                    750
  Deferred Directors' compensation                                                    64
  Other fees and expenses                                                              7                      49,341
Net assets at July 31, 2005                                                                               $1,633,249

Net assets consist of:
 Capital paid in on shares of capital stock                                                               $1,604,819
 Undistributed net investment income                                                                           1,910
 Accumulated net realized loss                                                                               (27,959)
 Net unrealized appreciation                                                                                  54,479
Net assets at July 31, 2005                                                                               $1,633,249

Total authorized capital stock - 200,000 shares, $.001 par value (104,634 total shares outstanding)

                                                          Net assets        Shares outstanding      Net asset value per share
                                                                                                                          (1)
Class A                                                   $1,369,854                    87,760                         $15.61
Class B                                                       65,633                     4,205                          15.61
Class C                                                       89,910                     5,760                          15.61
Class F                                                       85,684                     5,489                          15.61
Class R-5                                                     22,168                     1,420                          15.61

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.22.

See Notes to Financial Statements


Statement of operations
for the year ended July 31, 2005                        (dollars in thousands)

Investment income:
 Income:
  Interest                                                                                                             $74,951

 Fees and expenses: (1)
  Investment advisory services                                                               5,087
  Distribution services                                                                      5,332
  Transfer agent services                                                                      387
  Administrative services                                                                      259
  Reports to shareholders                                                                      133
  Registration statement and prospectus                                                        167
  Postage, stationery and supplies                                                              47
  Directors' compensation                                                                       39
  Auditing and legal                                                                            62
  Custodian                                                                                     10
  Federal and state income taxes                                                                 9
  Other state and local taxes                                                                   20
  Other                                                                                         32
  Total fees and expenses before waiver                                                     11,584
 Less waiver of fees and expenses:
  Investment advisory services                                                                 324
  Total fees and expenses after waiver                                                                                  11,260
 Net investment income                                                                                                  63,691

Net realized gain and unrealized
 appreciation on investments:
 Net realized gain on investments:                                                                                       1,332
 Net unrealized appreciation on investments                                                                             32,605
  Net realized gain and unrealized
   appreciation on investments                                                                                          33,937
Net increase in net assets resulting
 from operations                                                                                                       $97,628

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements


Statements of changes in net assets                     (dollars in thousands)

                                                                                       Year ended                  Year ended
                                                                                         July 31,                    July 31,
                                                                                             2005                        2004
Operations:
 Net investment income                                                                    $63,691                     $56,358
 Net realized gain (loss) on investments                                                    1,332                     (13,757)
 Net unrealized appreciation on investments                                                32,605                      29,385
  Net increase in net assets
   resulting from operations                                                               97,628                      71,986

Dividends paid or accrued to shareholders
 from net investment income                                                               (62,955)                    (55,482)

Capital share transactions                                                                287,243                     193,721

Total increase in net assets                                                              321,916                     210,225

Net assets:
 Beginning of year                                                                      1,311,333                   1,101,108
 End of year (including undistributed net investment
  income: $1,910 and $1,655, respectively)                                             $1,633,249                  $1,311,333

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None           Declines from 5% to 0%    Classes B converts to Class A
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days are determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of July 31, 2005, the cost of investment securities for federal income tax purposes was $1,599,254,000.

During the year ended July 31, 2005, the fund reclassified $9,000 to undistributed net realized gains and $472,000 to capital paid in on shares of capital stock from undistributed net investment income to align financial reporting with tax reporting.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                            $1,800
Short-term and long-term capital loss deferrals                                                               (27,959)
Gross unrealized appreciation on investment securities                                                         69,582
Gross unrealized depreciation on investment securities                                                        (12,822)
Net unrealized appreciation on investment securities                                                           56,760

Short-term and long-term capital loss deferrals above include loss carryforwards of $385,000, $6,123,000, $402,000, $17,397,000 and $3,652,000 expiring in 2008,
2009, 2011, 2012 and 2013, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the year ended July 31, 2005, the fund realized, on a tax basis, a net capital gain of $1,341,000, which was offset by capital losses of $4,993,000, which were realized during the period November 1, 2003, through July 31, 2004.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class                                            Year ended July 31, 2005                 Year ended July 31, 2004
Class A                                                                $ 53,815                                 $ 48,225
Class B                                                                   2,312                                    2,226
Class C                                                                   2,853                                    2,453
Class F                                                                   2,751                                    1,540
Class R-5                                                                 1,224                                    1,038
Total                                                                  $ 62,955                                 $ 55,482

3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving a portion of investment advisory services fees. From September 1, 2004, through March 31, 2005, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended July 31, 2005, total investment advisory services fees waived by CRMC were $324,000. As a result, the fee shown on the accompanying financial statements of $5,087,000, which was equivalent to an annualized rate of 0.344%, was reduced to $4,763,000, or 0.322% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of
          Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to selling dealers to compensate them for their selling activities.

          For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of July 31, 2005, there were no unreimbursed expenses subject to reimbursement for Class A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

          Expenses under the agreements described above for the year ended July 31, 2005, were as follows (dollars in thousands):


         -----------------------------------------------------------------------------------------
          Share class     Distribution    Transfer agent          Administrative services
                            services         services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
                                                                 CRMC           Transfer agent
                                                            administrative         services
                                                               services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class A          $3,725            $364         Not applicable      Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class B           634               23          Not applicable      Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class C           811            Included            $122                 $7
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class F           162            Included             92                  10
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
           Class R-5     Not applicable      Included             27                   1
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Total           $5,332            $387              $241                 $18
         -----------------------------------------------------------------------------------------

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1994, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $39,000, shown on the accompanying financial statements, includes $32,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                  Sales(1)                           Reinvestments of dividends
                                                        Amount         Shares                     Amount          Shares
Year ended July 31, 2005
Class A                                              $ 378,876         24,419                   $ 38,248           2,464
Class B                                                 10,616            685                      1,590             102
Class C                                                 33,947          2,188                      2,009             129
Class F                                                 51,089          3,291                      1,993             128
Class R-5                                                9,958            642                        558              36
Total net increase
   (decrease)                                        $ 484,486         31,225                   $ 44,398           2,859

Year ended July 31, 2004
Class A                                              $ 337,862         22,083                   $ 33,824           2,213
Class B                                                 14,613            955                      1,575             103
Class C                                                 32,663          2,135                      1,673             109
Class F                                                 37,247          2,441                      1,081              71
Class R-5                                               16,836          1,098                        423              28
Total net increase
   (decrease)                                        $ 439,221         28,712                   $ 38,576           2,524


Share class                                                Repurchases(1)                          Net increase (decrease)
                                                        Amount         Shares                      Amount          Shares
Year ended July 31, 2005
Class A                                             $ (184,249)       (11,874)                  $ 232,875          15,009
Class B                                                 (8,163)          (526)                      4,043             261
Class C                                                (17,821)        (1,148)                     18,135           1,169
Class F                                                (14,993)          (967)                     38,089           2,452
Class R-5                                              (16,415)        (1,060)                     (5,899)           (382)
Total net increase
   (decrease)                                       $ (241,641)       (15,575)                  $ 287,243          18,509

Year ended July 31, 2004
Class A                                             $ (233,520)       (15,322)                  $ 138,166           8,974
Class B                                                 (9,645)          (632)                      6,543             426
Class C                                                (20,901)        (1,373)                     13,435             871
Class F                                                (16,149)        (1,060)                     22,179           1,452
Class R-5                                               (3,861)          (251)                     13,398             875
Total net increase
   (decrease)                                       $ (284,076)       (18,638)                  $ 193,721          12,598

(1) Includes exchanges between share classes of the fund.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $395,213,000 and $137,544,000, respectively, during the year ended July 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2005, the custodian fee of $10,000, shown on the accompanying financial statements, includes $4,000 that was offset by this reduction, rather than paid in cash.


Financial highlights (1)

                                                                                     Income from investment operations(2)
                                                                                                           Net
                                                              Net asset                          gains (losses)
                                                                 value,              Net         on securities         Total from
                                                              beginning       investment        (both realized         investment
                                                              of period           income        and unrealized)        operations
Class A:
 Year ended 7/31/2005                                            $15.23             $.68                  $.37              $1.05
 Year ended 7/31/2004                                             14.98              .71                   .24                .95
 Year ended 7/31/2003                                             15.28              .77                  (.31)               .46
 Year ended 7/31/2002                                             15.35              .84                  (.08)               .76
 Year ended 7/31/2001                                             14.87              .83                   .48               1.31
Class B:
 Year ended 7/31/2005                                             15.23              .58                   .37                .95
 Year ended 7/31/2004                                             14.98              .61                   .24                .85
 Year ended 7/31/2003                                             15.28              .66                  (.31)               .35
 Year ended 7/31/2002                                             15.35              .73                  (.08)               .65
 Year ended 7/31/2001                                             14.87              .71                   .50               1.21
Class C:
 Year ended 7/31/2005                                             15.23              .56                   .37                .93
 Year ended 7/31/2004                                             14.98              .59                   .24                .83
 Year ended 7/31/2003                                             15.28              .64                  (.31)               .33
 Year ended 7/31/2002                                             15.35              .71                  (.08)               .63
 Period ended 3/15/2001 to 7/31/2001                              15.11              .25                   .25                .50
Class F:
 Year ended 7/31/2005                                             15.23              .67                   .37               1.04
 Year ended 7/31/2004                                             14.98              .70                   .24                .94
 Year ended 7/31/2003                                             15.28              .76                  (.31)               .45
 Year ended 7/31/2002                                             15.35              .82                  (.08)               .74
 Period ended 3/19/2001 to 7/31/2001                              15.12              .26                   .25                .51
Class R-5:
 Year ended 7/31/2005                                             15.23              .72                   .37               1.09
 Year ended 7/31/2004                                             14.98              .75                   .24                .99
 Year ended 7/31/2003                                             15.28              .80                  (.31)               .49
 Period from 7/15/2002 to 7/31/2002                               15.30              .03                  (.02)               .01




Financial highlights (1)



                                                              Dividends
                                                              (from net         Net asset                             Net assets,
                                                             investment        value, end                 Total     end of period
                                                                 income)        of period             return (3)    (in millions)
Class A:
 Year ended 7/31/2005                                             $(.67)           $15.61                 7.03%           $1,370
 Year ended 7/31/2004                                              (.70)            15.23                 6.45             1,108
 Year ended 7/31/2003                                              (.76)            14.98                 3.06               955
 Year ended 7/31/2002                                              (.83)            15.28                 5.10               823
 Year ended 7/31/2001                                              (.83)            15.35                 9.14               650
Class B:
 Year ended 7/31/2005                                              (.57)            15.61                 6.30                65
 Year ended 7/31/2004                                              (.60)            15.23                 5.71                60
 Year ended 7/31/2003                                              (.65)            14.98                 2.34                52
 Year ended 7/31/2002                                              (.72)            15.28                 4.37                31
 Year ended 7/31/2001                                              (.73)            15.35                 8.45                11
Class C:
 Year ended 7/31/2005                                              (.55)            15.61                 6.17                90
 Year ended 7/31/2004                                              (.58)            15.23                 5.59                70
 Year ended 7/31/2003                                              (.63)            14.98                 2.21                56
 Year ended 7/31/2002                                              (.70)            15.28                 4.22                28
 Period ended 3/15/2001 to 7/31/2001                               (.26)            15.35                 3.34                 4
Class F:
 Year ended 7/31/2005                                              (.66)            15.61                 6.95                86
 Year ended 7/31/2004                                              (.69)            15.23                 6.35                46
 Year ended 7/31/2003                                              (.75)            14.98                 2.96                24
 Year ended 7/31/2002                                              (.81)            15.28                 4.96                13
 Period ended 3/19/2001 to 7/31/2001                               (.28)            15.35                 3.43                 1
Class R-5:
 Year ended 7/31/2005                                              (.71)            15.61                 7.27                22
 Year ended 7/31/2004                                              (.74)            15.23                 6.68                27
 Year ended 7/31/2003                                              (.79)            14.98                 3.29                14
 Period from 7/15/2002 to 7/31/2002                                (.03)            15.28                  .09                 4




Financial highlights (1)


                                                              Ratio of expenses        Ratio of expenses               Ratio of
                                                                 to average net           to average net             net income
                                                                  assets before             assets after             to average
                                                                        waivers                  waivers (4)         net assets
Class A:
 Year ended 7/31/2005                                                      .71%                     .69%                  4.39%
 Year ended 7/31/2004                                                       .74                      .74                   4.67
 Year ended 7/31/2003                                                       .77                      .77                   5.08
 Year ended 7/31/2002                                                       .77                      .77                   5.43
 Year ended 7/31/2001                                                       .80                      .80                   5.50
Class B:
 Year ended 7/31/2005                                                      1.42                     1.40                   3.69
 Year ended 7/31/2004                                                      1.45                     1.45                   3.96
 Year ended 7/31/2003                                                      1.47                     1.47                   4.34
 Year ended 7/31/2002                                                      1.47                     1.47                   4.68
 Year ended 7/31/2001                                                      1.48                     1.48                   4.72
Class C:
 Year ended 7/31/2005                                                      1.54                     1.52                   3.55
 Year ended 7/31/2004                                                      1.57                     1.57                   3.83
 Year ended 7/31/2003                                                      1.59                     1.59                   4.19
 Year ended 7/31/2002                                                      1.59                     1.59                   4.53
 Period ended 3/15/2001 to 7/31/2001                                        .59                      .59                   1.75
Class F:
 Year ended 7/31/2005                                                       .78                      .76                   4.29
 Year ended 7/31/2004                                                       .82                      .82                   4.55
 Year ended 7/31/2003                                                       .85                      .85                   4.91
 Year ended 7/31/2002                                                       .88                      .88                   5.26
 Period ended 3/19/2001 to 7/31/2001                                        .35                      .35                   1.88
Class R-5:
 Year ended 7/31/2005                                                       .48                      .46                   4.62
 Year ended 7/31/2004                                                       .51                      .51                   4.90
 Year ended 7/31/2003                                                       .53                      .53                   5.19
 Period from 7/15/2002 to 7/31/2002                                         .02                      .02                    .23

                                                                                       Year ended July 31
                                                                         2005     2004       2003        2002        2001

Portfolio turnover rate for all classes of shares                         10%       6%         7%         12%         18%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of American High-Income Municipal Bond Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American High-Income Municipal Bond Fund (the "Fund") at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Los Angeles, California
September 9, 2005


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending July 31, 2005.


Shareholders may exclude from federal taxable income any exempt-interest dividends paid by the fund from net investment income. The fund designates 100% of the dividends paid by the fund earned during the fiscal year as exempt-interest dividends.

INDIVIDUAL SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2006 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2005 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                 American High-Income Municipal Bond Fund, Inc.

                                     Part C
                                Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 811-8576 and 1933 Act. No. 33-80630)

(a) Articles of Incorporation - previously filed (see P/E Amendment No. 5 filed 9/29/97); Articles of Amendment to Articles of Incorporation and Articles Supplementary - previously filed (see P/E Amendment No. 9 filed 3/14/00; No. 11 filed 3/13/01; and No. 13 filed 7/15/02)

(b)  By-laws as amended 6/22/05

(c) Form of share certificate - previously filed (see P/E Amendment No. 5 filed 9/29/97; No. 9 filed 3/14/00; and No. 11 filed 3/13/01)

(d) Form of Amended Investment Advisory and Service Agreement dated 4/1/04 - previously filed (see P/E Amendment No. 16 filed 11/1/04)

(e) Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 5 filed 9/29/97; No. 9 filed 3/14/00; and No. 13 filed 7/15/02) and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 16 filed 11/1/04)

(f) Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended 1/1/04 - previously filed (see P/E Amendment No. 16 filed 11/1/04)

(g-1) Form of Global Custody Agreement - previously filed (see P/E Amendment No.
     12 filed 10/26/01)

(g-2) Form of JPMorgan Chase Supplemental Agreement

(h-1) Other material  contracts:  Amended and Restated  Administrative  Services
     Agreement dated 10/1/05

(h-2) Amended  Shareholder  Services  Agreement as of 4/1/03 - previously  filed
     (see P/E Amendment No. 16 filed 11/1/04)

(h-3) Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E
     Amendment No. 16 filed 11/1/04)

(i) Legal opinions - previously filed (see P/E Amendment No. 5 filed 9/29/97; No. 9 filed 3/14/00; No. 11 filed 3/13/01; and No. 13 filed 7/15/02)

(j)  Consent of Independent Registered Public Accounting Firm

(k)  None

(l) Initial capital agreements - previously filed (see P/E Amendment No. 5 filed 9/29/97)



              American High-Income Municipal Bond Fund, Inc. -- C-1

(m)  Forms of Plans of  Distribution - Class A Plan of Distribution - previously
     filed  (see  P/E  Amendment  No.  5  filed   9/29/97);   Amended  Plans  of
     Distribution for Classes B, C and F dated 10/1/05

(n) Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 9 filed 3/14/00; No. 11 filed 3/13/01; No. 13 filed 7/15/02)

(o)  Reserved

(p) Codes of Ethics for The Capital Group Companies dated July 2005 and Code of Ethics for Registrant dated December 2004


Item 24.          Persons Controlled by or Under Common Control with the Fund

                  None


Item 25.          Indemnification

                  The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

                  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not

              American High-Income Municipal Bond Fund, Inc. -- C-2 be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

                  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

                  Article VIII of the Registrant's Articles of Incorporation and
Article V of the Registrant's By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).


Item 26.          Business and Other Connections of the Investment Adviser

                  None




              American High-Income Municipal Bond Fund, Inc. -- C-3

Item 27.          Principal Underwriters

                  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       3901 Cedar Hill Road, #9
       Little Rock, AR 72202

       William C. Anderson                      Regional Vice President                               None
       7780 Boylston Court
       Dublin, OH 43016

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

       Shakeel A. Barkat                        Regional Vice President                               None
       982 Wayson Way
       Davidsonville, MD 21035

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

B      Carl R. Bauer                            Vice President                                        None




                             American High-Income Municipal Bond Fund, Inc. -- C-4
(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN  37027

       Bill Brady                               Regional Vice President                               None
       646 Somerset Drive
       Indianapolis, IN 46260

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       7424 Somerset Avenue
       St. Louis, MO 63105

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President                               None
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Vice President                                        None
       9942 South 78th East Avenue
       Tulsa, OK 74133

S      Kathleen D. Campbell                     Assistant Vice President                              None



                             American High-Income Municipal Bond Fund, Inc. -- C-5



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Matthew C. Carlisle                       Regional Vice President                              None
       100 Oakmont Lane, #409
       Belleair, FL 33756

       Damian F. Carroll                        Vice President                                        None
       40 Ten Acre Road
       New Britain, CT 06052

       James D. Carter                          Regional Vice President                               None
       401 Bridle Court
       Chesapeake, VA 23323

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       999 Green Oaks Drive
       Greenwood Village, CO 80121

       Christopher J. Cassin                    Senior Vice President                                 None
       120 E. Ogden Ave., Suite 106
       Hinsdale, IL  60521

L      Denise M. Cassin                         Director, Senior Vice President                       None

L      David D. Charlton                        Senior Vice President                                 None

       Thomas M. Charon                         Regional Vice President                               None
       N27 W23960 Paul Road
       Suite 204
       Pewaukee, WI 53072

       Paul A. Cieslik                          Regional Vice President                               None
       90 Northington Drive
       Avon, CT 06001

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None



                             American High-Income Municipal Bond Fund, Inc. -- C-6



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Ruth M. Collier                          Senior Vice President                                  None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       4036 Ambassador Circle
       Williamsburg, VA 23188

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Vice President                                        None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Senior Vice President                                 None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

L      James W. DeLouise                        Assistant Vice President                              None

       James A. DePerno, Jr.                    Vice President                                        None
       1 Nehercrest Lane
       Orchard Park, NY 14127



                             American High-Income Municipal Bond Fund, Inc. -- C-7



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


L      Bruce L. DePriester                      Director, Senior Vice President,                      None
                                                Treasurer and Controller

       Lori A. Deuberry                         Regional Vice President                               None
       130 Aurora Street
       Hudson, OH 44236

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Vice President                                        None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Senior Vice President                                 None
       22 Turner's Lake Drive
       Mahwah, NJ  07430

       G. Michael Dill                          Director, Senior Vice President                       None
       505 E. Main Street
       Jenks, OK  74037

N      Dean M. Dolan                            Vice President                                        None

L      Hedy B. Donahue                          Assistant Vice President                              None

L      Michael J. Downer                        Director, Secretary                                   None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Senior Vice President                                 None
       4001 Dogwood Drive
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       29 Overlook Road
       Hopkinton, MA 01748

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772



                             American High-Income Municipal Bond Fund, Inc. -- C-8



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

L      Linda S. Gardner                         Vice President                                        None

L      J. Christopher Gies                      Senior Vice President                                 None

B      Lori A. Giacomini                        Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

L      Earl C. Gottschalk                       Vice President                                        None

       Jeffrey J. Greiner                       Senior Vice President                                 None
       8250-A Estates Parkway
       Plain City, OH  43064


       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Vice President                                        None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       5400 Russell Cave Road
       Lexington, KY 40511

       Calvin L. Harrelson, III                 Regional Vice President                               None
       2048 Kings Manor Drive
       Weddington, NC 28104



                             American High-Income Municipal Bond Fund, Inc. -- C-9



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Robert J. Hartig, Jr.                    Vice President                                         None
       13563 Marjac Way
       McCordsville, IN 46055

L      Linda M. Hines                           Vice President                                        None

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Vice President                                        None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       13 Prince Royal Passage
       Corte Madera, CA 94925

       Robert S. Irish                          Senior Vice President                                 None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

B      Damien M. Jordan                         Senior Vice President                                 None

L      Marc J. Kaplan                           Assistant Vice President                              None

       John P. Keating                          Vice President                                        None
       1576 Sandy Springs Dr.
       Orange Park, FL 32003

       Brian G. Kelly                           Regional Vice President                               None
       76 Daybreak Road
       Southport, CT 06890

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

N      Dorothy Klock                            Vice President                                        None



                             American High-Income Municipal Bond Fund, Inc. -- C-10



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       Christopher F. Lanzafame                 Regional Vice President                               None
       19365 Lovall Valley Court
       Sonoma, CA 95476

       Patricia D. Lathrop                      Regional Vice President                               None
       822 Monterey Blvd., NE
       St. Petersburg, FL 33704

       R. Andrew LeBlanc                        Vice President                                        None
       78 Eton Road
       Garden City, NY 11530

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Vice President                                        None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Vice President                                        None
       5214 Cass Street
       Omaha, NE 68132

       Brendan T. Mahoney                       Vice President                                        None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121



                             American High-Income Municipal Bond Fund, Inc. -- C-11



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


L      Paul R. Mayeda                           Assistant Vice President                              None

L      Eleanor P. Maynard                       Vice President                                        None

L      Christopher McCarthy                     Vice President                                        None

       James R. McCrary                         Vice President                                        None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

       Terry W. McNabb                          Senior Vice President                                 None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Vice President                                        None
       370 Central Road
       Rye Beach, NH 03870

       Charles L. Mitsakos                      Regional Vice President                               None
       3017 11th Avenue West
       Seattle, WA 98119

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       David H. Morrison                        Regional Vice President                               None
       7021 North Stratton Court
       Peoria, IL 61615

       Andrew J. Moscardini                     Regional Vice President                               None
       832 Coldwater Creek Circle
       Niceville, FL 32578

       William E. Noe                           Senior Vice President                                 None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None



                             American High-Income Municipal Bond Fund, Inc. -- C-12



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Peter A. Nyhus                           Senior Vice President                                 None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

G1     Luis Freitas de Oliveira                 Director                                              None

       Eric P. Olson                            Senior Vice President                                 None
       27 Main Street
       Topsfield, MA 01983

       Jeffrey A. Olson                         Regional Vice President                               None
       2708 88th St. Court, NW
       Gig Harbor, WA 98332

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       Raleigh G. Peters                        Regional Vice President                               None
       1439 Byrd Drive
       Berwyn, PA 19312

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494



                             American High-Income Municipal Bond Fund, Inc. -- C-13




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       John Pinto                               Regional Vice President                               None
       226 Country Club Drive
       Lansdale, PA 19446

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

S      John W. Rankin                           Regional Vice President                               None

       Jennifer D. Rasner                       Regional Vice President                               None
       11940 Baypoint Drive
       Burnsville, MN 55337

       Mark S. Reischmann                       Regional Vice President                               None
       4125 Hermitage Drive
       Colorado Springs, CO 80906

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       209-A 60th Street
       Virginia Beach, VA 23451

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064



                             American High-Income Municipal Bond Fund, Inc. -- C-14



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


 L     Dean B. Rydquist                         Director, Senior Vice President,                      None
                                                Chief Compliance Officer

       Richard A. Sabec, Jr.                    Regional Vice President                               None
       6868 Meadow Glen Drive
       Westerville, OH 43082

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Vice President                                        None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       James J. Sewell III                      Regional Vice President                               None
       415 East Holyoke Place
       Claremont, CA 91711

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Vice President                                        None

       Frederic J. Shipp                        Regional Vice President                               None
       1352 Sanjo Farms Drive
       Chesapeake, VA 23320

L      Katharine J. Shoemaker                   Assistant Vice President                              None



                             American High-Income Municipal Bond Fund, Inc. -- C-15




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Daniel S. Shore                          Regional Vice President                               None
       3734 North Greenview Avenue
       Chicago, IL 60613

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       Nathan W. Simmons                        Regional Vice President                               None
       496 Dogwood Trail
       Quincy, FL 32352

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Senior Vice President                                 None
       4227 E. Madison, #2D
       Seattle, WA 98112

LW     John H. Smet                             Director                                              None

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016

       J. Eric Snively Regional Vice President None 2548 Violet Street
       Glenview, IL 60025

       Anthony L. Soave                         Vice President                                        None



       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Senior Vice President                                 None
       855 Markley Woods Way
       Cincinnati, OH  45230



                             American High-Income Municipal Bond Fund, Inc. -- C-16



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


L      Kristen J. Spazafumo                     Vice President                                        None

       Mark D. Steburg                          Regional Vice President                               None
       12508 160th Avenue Southeast
       Renton, WA 98059

B      Raymond Stein                            Assistant Vice President                              None

       Michael P. Stern                         Regional Vice President                               None
       213 Aptos Place
       Danville, CA 94526

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Senior Vice President                                 None
       13160 Princeton Court
       Lake Oswego, OR  97035

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Vice President                                        None

L      Drew W. Taylor                           Assistant Vice President                              None

L      Larry I. Thatt                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None



                             American High-Income Municipal Bond Fund, Inc. -- C-17



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford  Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Senior Vice President                                 None
       103 E. Blithedale Avenue
       Mill Valley, CA  94941

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

D      Bradley J. Vogt                          Director                                              None

       Gerald J. Voss                           Regional Vice President                               None
       1009 Ridge Road
       Sioux Falls, SD 57105

L      A. Jordan Wallens                        Regional Vice President                               None
       1501 Maple Avenue, #602
       Evanston, IL 60201

       Thomas E. Warren                         Vice President                                        None
       119 Faubel St.
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Director, Senior Vice President                       None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

       Dana L. Wells                            Regional Vice President                               None
       4444 Riverside Drive, Suite 110
       Burbank, CA 91505-4048

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None



       261 Barden Road
       Bloomfield Hills, MI 48304



                             American High-Income Municipal Bond Fund, Inc. -- C-18




(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

L      Alan J. Wilson                           Director                                              None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Steven C. Wilson                         Regional Vice President                               None
       83 Kaydeross Park Road
       Saratoga Springs, NY 12866

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

       Marshall D. Wingo                        Director, Senior Vice President                       None
       Promenade Two, 25th Floor
       1230 Peachtree Street, N.E.
       Atlanta, GA 30309

       Kurt A. Wuestenberg                      Vice President                                        None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9463 Olympia Drive
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       2145 Hickory Forrest
       Chesapeake, VA 23322



                             American High-Income Municipal Bond Fund, Inc. -- C-19



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant


       Scott D. Zambon                          Regional Vice President                                None
       2178 Pieper Lane
       Tustin, CA 92782

----------
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D        Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1       Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

         (c)      None


Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a

             American High-Income Municipal Bond Fund, Inc. -- C-20

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of October, 2005.

AMERICAN HIGH-INCOME MUNICIPAL
BOND FUND, INC.

By /s/ Paul G. Haaga, Jr. .
-----------------------------------------------------------------------------
(Paul G. Haaga, Jr., Vice Chairman of the Board)

                  Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on October 27, 2005, by the following persons in the capacities indicated.


         Signature                              Title

(1)      Principal Executive Officer:
          /s/ Mark R. Macdonald                 President and Director
         --------------------------------------
            (Mark R. Macdonald)

(2)      Principal Financial Officer and
         Principal Accounting Officer:

          /s/ Sharon G. Moseley                 Treasurer
         ---------------------------------------
            (Sharon G. Moseley)

(3) Directors:

         Richard G. Capen, Jr.*                 Director
         H. Frederick Christie*                 Director
         Diane C. Creel*                        Director
         Martin Fenton*                         Chairman of the Board
                                                (Independent and Non-Executive)
         Leonard R. Fuller*                     Director

          /s/ Abner D. Goldstine                Vice Chairman and Director
            (Abner D. Goldstine)

          /s/ Paul G. Haaga, Jr.                Vice Chairman and Director
            (Paul G. Haaga, Jr.

         R. Clark Hooper* Director

          /s/ Mark R. Macdonald                 President and Director
              (Mark R. Macdonald)

         Richard G. Newman*                     Director
         Frank M. Sanchez*                      Director

*By       /s/ Julie F. Williams
         Julie F. Williams, pursuant to a power of attorney filed herewith

         Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
/s/ Herbert Y. Poon
--------------------------------------------
(Herbert Y. Poon)

             American High-Income Municipal Bond Fund, Inc. -- C-21

                                POWER OF ATTORNEY


                I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

 -  The American Funds Income Series
 -  U.S. Government Securities Fund
 -  The American Funds Tax-Exempt Series II
 -  The Tax-Exempt Fund of California
 -  American High-Income Municipal Bond Fund, Inc.
 -  American High-Income Trust
 -  The Bond Fund of America, Inc.
 -  Capital World Bond Fund, Inc.
 -  The Cash Management Trust of America
 -  Intermediate Bond Fund of America
 -  Limited Term Tax-Exempt Bond Fund of America
 -  The New Economy Fund
 -  SMALLCAP World Fund, Inc.
 -  The Tax-Exempt Bond Fund of America, Inc.
 -  The Tax-Exempt Money Fund of America
 -  The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint



                 Vincent P. Corti                     David A. Pritchett
                 Chad L. Norton                       Susi M. Silverman
                 Patrick F. Quan
                 Julie F. Williams
                 Rodney S. Kiemele
                 Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

                  EXECUTED at Rancho Santa Fe, CA, this 11th day of July, 2005.
                                  (City, State)



/s/ Richard G. Capen, Jr.
-------------------------------------------------
Richard G. Capen, Jr., Board member

                                POWER OF ATTORNEY


                  I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

- AMCAP Fund, Inc.
- The American Funds Income Series
- U.S. Government Securities Fund
- American Funds Insurance Series
- The American Funds Tax-Exempt Series II
- The Tax-Exempt Fund of California
- American High-Income Municipal Bond
  Fund, Inc.
- American High-Income Trust
- American Mutual Fund, Inc.
- The Bond Fund of America, Inc.
- Capital Income Builder, Inc.
- Capital World Bond Fund, Inc.
- Capital World Growth and Income Fund, Inc.
- The Cash Management Trust
  of America
- Intermediate Bond Fund of America
- Limited Term Tax-Exempt Bond Fund
  of America
- The New Economy Fund
- SMALLCAP World Fund, Inc.
- The Tax-Exempt Bond Fund of
  America, Inc.
- The Tax-Exempt Money Fund
  of America
- The U.S. Treasury Money Fund
  of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint



                  Vincent P. Corti             R. Marcia Gould
                  Chad L. Norton               Sheryl F. Johnson
                  Patrick F. Quan              David A. Pritchett
                  Julie F. Williams            Susi M. Silverman
                  Rodney S. Kiemele
                  Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

                  EXECUTED at Palos Verdes, CA , this 10th day of July, 2005.
                                  (City, State)

/s/ H. Frederick Christie

H. Frederick Christie, Board member

                                                  POWER OF ATTORNEY


          I, Diane C. Creel, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

- The American Funds Income Series
- U.S. Government Securities Fund
- The American Funds Tax-Exempt Series II
- The Tax-Exempt Fund of California
- American High-Income Municipal Bond
  Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- Limited Term Tax-Exempt Bond Fund
  of America
- The Tax-Exempt Bond Fund of
  America, Inc.
- The Tax-Exempt Money Fund
  of America
- The U.S. Treasury Money Fund
  of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint



                  Vincent P. Corti           Susi M. Silverman
                  Chad L. Norton
                  Patrick F. Quan
                  Julie F. Williams
                  Rodney S. Kiemele
                  Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

                  EXECUTED at Victor, NY , this 7th day of July, 2005.
                                        (City, State)


/s/ Diane C. Creel
-------------------------------------------------------
Diane C. Creel, Board member

                                POWER OF ATTORNEY


                  I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

- AMCAP Fund, Inc.
- The American Funds Income Series
- U.S. Government Securities Fund
- American Funds Insurance Series
- The American Funds Tax-Exempt Series II
- The Tax-Exempt Fund of California
- American High-Income Municipal Bond
  Fund, Inc.
- American High-Income Trust
- American Mutual Fund, Inc.
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- The Investment Company of America
- Limited Term Tax-Exempt Bond Fund
  of America
- The Tax-Exempt Bond Fund of
  America, Inc.
- The Tax-Exempt Money Fund
  of America
- The U.S. Treasury Money Fund
  of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint



                  Vincent P. Corti               R. Marcia Gould
                  Chad L. Norton                 Sheryl F. Johnson
                  Patrick F. Quan                David A. Pritchett
                  Julie F. Williams              Susi M. Silverman
                  Rodney S. Kiemele
                  Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

                  EXECUTED at Solana Beach, CA , this 5th day of July, 2005.
                                  (City, State)


/s/ Martin Fenton
-------------------------------------------------------
Martin Fenton, Board member

                                POWER OF ATTORNEY


          I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

- The American Funds Income Series
- U.S. Government Securities Fund
- American Funds Insurance Series
- The American Funds Tax-Exempt Series II
- The Tax-Exempt Fund of California
- American High-Income Municipal Bond
  Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- The Investment Company of America
- Limited Term Tax-Exempt Bond Fund
  of America
- The Tax-Exempt Bond Fund of
  America, Inc.
- The Tax-Exempt Money Fund
  of America
- The U.S. Treasury Money Fund
  of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint



                  Vincent P. Corti              R. Marcia Gould
                  Chad L. Norton                David A. Pritchett
                  Patrick F. Quan               Susi M. Silverman
                  Julie F. Williams
                  Rodney S. Kiemele
                  Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

                  EXECUTED at Rolling Hills, CA , this 12th day of July, 2005.
                                  (City, State)


/s/ Leonard R. Fuller
------------------------------------------------------
Leonard R. Fuller, Board member

                                POWER OF ATTORNEY


          I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

- The American Funds Income Series
- U.S. Government Securities Fund
- The American Funds Tax-Exempt Series II
- The Tax-Exempt Fund of California
- American High-Income Municipal Bond
  Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- Limited Term Tax-Exempt Bond Fund
  of America
- The Tax-Exempt Bond Fund of
  America, Inc.
- The Tax-Exempt Money Fund
  of America
- The U.S. Treasury Money Fund
  of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint



                  Vincent P. Corti                 Susi M. Silverman
                  Chad L. Norton
                  Patrick F. Quan
                  Julie F. Williams
                  Rodney S. Kiemele
                  Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

                  EXECUTED at Bryn Mawr, PA , this 19th day of July, 2005.
                                          (City, State)


/s/ R. Clark Hooper
-----------------------------------------------------
R. Clark Hooper, Board member

                                POWER OF ATTORNEY


                  I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

- The American Funds Income Series
- U.S. Government Securities Fund
- The American Funds Tax-Exempt Series II
- The Tax-Exempt Fund of California
- American High-Income Municipal Bond
  Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- The Investment Company of America
- Limited Term Tax-Exempt Bond Fund
  of America
- The Tax-Exempt Bond Fund of
  America, Inc.
- The Tax-Exempt Money Fund
  of America
- The U.S. Treasury Money Fund
  of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint



                  Vincent P. Corti      Susi M. Silverman
                  Chad L. Norton
                  Patrick F. Quan
                  Julie F. Williams
                  Rodney S. Kiemele
                  Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

                  EXECUTED at Los Angeles, CA , this 19th day of July, 2005.
                                           (City, State)



/s/ Richard G. Newman
-------------------------------------------------
Richard G. Newman, Board member

                                POWER OF ATTORNEY


          I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the "Funds"):

- The American Funds Income Series
- U.S. Government Securities Fund
- The American Funds Tax-Exempt
  Series II
- The Tax-Exempt
  Fund of California
- American High-Income Municipal
  Bond Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of
  America
- Intermediate Bond Fund of
  America
- Limited Term Tax-Exempt Bond
  Fund of America
- The Tax-Exempt Bond Fund of
  America, Inc.
- The Tax-Exempt Money Fund
  of America
- The U.S. Treasury Money Fund
  of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint



                  Vincent P. Corti                      Susi M. Silverman
                  Chad L. Norton
                  Patrick F. Quan
                  Julie F. Williams
                  Rodney S. Kiemele
                  Steven I. Koszalka


each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

                  EXECUTED at Los Angeles, CA , this 5th day of July, 2005.
                                  (City, State)



/s/ Frank M. Sanchez
----------------------------------------------------
Frank M. Sanchez, Board member